                       (Northstar Logo appears here)

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 June 30, 1997

                   (3-D graphic of Northstar brochure)

    NORTHSTAR FUNDS
    SEMI-ANNUAL REPORT,
    JUNE 30, 1997

                                                       MARK L. LIPSON

                                                  (photo of Mark L. Lipson)
Dear Shareholders:

We are pleased to provide you with the semi-annual report of the Northstar Funds for the six months ending June 30, 1997. We are gratified with your decision to entrust your assets to the Northstar Funds and are confident that we can assist you in reaching your financial objectives. Our goal is to provide you with consistent, superior investment results through fundamental research, analysis, and traditional investment disciplines. Following this letter is a summary of the results of each Fund by its respective portfolio manager. We hope you will find these informative.

    During the past six months the U.S. financial markets have been supported by strong growth in the economy, above average corporate profit gains, and surprisingly subdued inflation.

    Concerns last fall were centered in the belief that a perfect environment (moderate growth and low inflation) must be maintained for the stock market to continue to do well. Valuations seemed high as well as profit margins. With unemployment declining, wages rising and inflation trending up during most of 1996, any acceleration of these trends was viewed as a problem for both bond and stock prices. In fact, as the economic strength of the December and the March quarters became evident a market correction of 9.5% for the S&P 500 ensued and long term interest rates backed up to over 7%. This however, proved short lived as inflation was actually trending down rather than accelerating. Productivity gains more than offset wage increases allowing corporate profit margins to remain high and consumer prices low. Global growth in industrialized countries outside the U.S. has also been slower than expected allowing capacity to keep up with demand. The strong growth has not only allowed profit increases to remain high but also employment and personal income gains. This resulted in unforeseen tax revenues significantly reducing the Federal deficit which in turn is facilitating political compromise on budget issues. The U.S. dollar remained strong helping inflation. While the Federal Reserve has raised short term rates slightly, monetary policy has not become restrictive and longer term rates are about the same as six months ago. In short, the environment has been exceptionally good.

    Looking to the balance of the year, most of the same earlier questions persist but the current outlook remains favorable. Real incomes are rising, there are few signs of increased inflation and growth appears to have moderated recently. There do not appear to be the type of excesses present which would necessitate either a recession or an overheated inflationary condition.

    In closing, we reiterate that attempts to "time" the market often prove counterproductive. Investors are strongly urged to focus on the long term. Consistent disciplined investing is the proven method of achieving attractive returns and meeting your financial objectives. We continue to support this philosophy and look forward to serving your investment needs in the future.

Sincerely,
(signature of Mark L. Lipson)

Mark L. Lipson
President
July 1997

 (photo of Ryan R. Johanson)
RYAN R. JOHANSON

    NORTHSTAR GOVERNMENT SECURITIES FUND

THE MARKETS
    (Bullet) The first half of 1997 was a roller coaster ride for government and investment grade bonds. The year began with a rally in the treasury market with rates bottoming on February 14. On that date the thirty year bell weather bond closed at a yield of 6.52%. This rally was snuffed out by growing Fed concerns over the possible growth in inflation. The Fed eventually raised the Fed Funds rate on March
             25. Rates continued to climb, with the long end topping out at 7.17% on April 14. This increase in rates began to cool the economy, resulting in GDP growth slowing from a first quarter of 1997 annual rate of 5.6% to an estimated 1.7% for the second quarter. Since early April the market has gained confidence that inflation is not a problem and that the Fed would not increase rates near term. As a result, the rally that marked the first part of the year returned, with the first half long term rates ending just 14 basis points higher than where the year started.
    (Bullet) The mortgage bond market saw a fairly consistent convergence of yields to that of the treasury market over the course of the first six months of 1997. Spreads between GNMA 7.5% coupon bonds and the ten year U.S. Treasury bond tightened from approximately 120 basis points(bps) in early January to approximately 100 bps by the end of the second quarter. This tightening was due primarily to the slow growth in new mortgage bond issuance and relatively stable prepayment speeds.
    (Bullet) It currently appears that the early action by the Fed in raising rates slowed the economy sufficiently to avoid an over heating, and a rekindling of inflation. The outlook for the remainder of 1997 looks very positive. It is anticipated that rates will continue their decline in the near term, for employment to remain around 5% and inflation less than 2.5%, and for GDP to be above 3% for the year. The mortgage market should see an increase in prepayments which may bring a widening in spreads. Given this scenario, the Government Fund should perform well for 1997.

THE FUND
    (Bullet) For the first half of 1997, the total return of the Fund's Class A, B, C, and T shares were 1.54%, 1.29%, 1.31%, and 1.54%, respectively; the Lipper average was 2.47%. Net redemptions caused the Fund's net assets to fall 12.4%, from $137 million to $120 million, during first half of 1997. However, the Fund's 7.55% total return for the last 12 months (compared to the Lipper average of 7.01%) ranks it among the top third of similar funds, and gives it a sound base on which to build asset growth.
    (Bullet) The Fund's year to date performance was hurt due to the very long duration of the Fund's bond holdings, which included a large investment in zero-coupon strips of a 23-year bond, during the sizable rate rise in the first quarter. The Fund remains interest-rate sensitive, although less so than at the beginning of the year, and has performed relatively well given that rates with one or more years to maturity rose over the first half of 1997. For example, the bell weather 30 year bond rose from 6.64% on January 1, to 6.79% on June 30.

CURRENT STRATEGY
    (Bullet) Reduce the average duration of the Fund's holdings between approximately 5 to 7 years, while maximizing the current income from the population of bonds available. Swap a majority of the existing GNMA collateral with that of other government agencies, primarily bonds issued by FNMA and FHLMC.
    (Bullet) Increase the diversification of the types of securities held by the
             Fund, in terms of both issuers and structures. Such diversification will be implemented with a view to reducing the volatility of the Fund's NAV while maintaining high current income.
    (Bullet) By pursuing the above strategies to stabilize the NAV and increase the Fund's earning power, we expect to achieve higher risk-adjusted returns, which should help us stem redemptions and boost sales.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 6/30/97)      TOTAL NET ASSETS $120,419,138
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS
NAME                          % FUND
     1     GNMA 7.0%
                              71.5%
     2     GNMA 7.5%
                              12.3%
     3     U.S. Dept. Veteran
           Affairs             4.1%
     4     U.S. Treasury
           11/15/24            4.1%
     5     GNMA 6.5%
                               3.7%
     6     GNMA 8.5%
                               2.2%
     7     Cash equivalents
                               2.1%
                              ------
                              100.0%
                              ------
                              ------

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
------------------------------------------

              Inception   5 years   1 year
------------------------------------------
Class A          3.46%        n/a    2.46%
------------------------------------------
Class B          3.85%        n/a    1.77%
------------------------------------------
Class C          5.19%        n/a    5.79%
------------------------------------------
Class T          7.05%      7.53%    3.44%
------------------------------------------

CUMULATIVE TOTAL RETURN
(does not reflect sales charge)
------------------------------------------
              Inception   5 years   1 year
------------------------------------------
Class A         12.62%        n/a    7.55%
------------------------------------------
Class B         11.08%        n/a    6.77%
------------------------------------------
Class C         11.04%        n/a    6.79%
------------------------------------------
Class T        117.53%     43.74%    7.44%
------------------------------------------

    NORTHSTAR GOVERNMENT SECURITIES FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                            Principal Amount                      Value
---------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCIES -- 97.92%
GNMA Pool #352081, 7.00%, due 9/15/23                                     $4,603,421               $  4,547,305
GNMA Pool #369686, 7.00%, due 12/15/23                                     6,538,184                  6,458,484
GNMA Pool #382159, 7.00%, due 1/15/24                                      3,485,129                  3,448,117
GNMA Pool #362607, 7.00%, due 1/15/26                                      4,811,643                  4,734,946
GNMA Pool #417832, 7.00%, due 1/15/26                                      3,301,637                  3,249,009
GNMA Pool #420648, 7.00%, due 1/15/26                                      4,792,500                  4,716,107
GNMA Pool #417276, 7.00%, due 2/15/26                                      6,740,610                  6,633,165
GNMA Pool #413627, 7.00%, due 3/15/26                                      4,849,560                  4,772,258
GNMA Pool #422307, 7.00%, due 3/15/26                                      4,431,453                  4,360,816
GNMA Pool #426384, 7.00%, due 3/15/26                                      4,756,078                  4,680,266
GNMA Pool #422324, 7.00%, due 4/15/26                                      4,891,931                  4,813,954
GNMA Pool #430882, 7.00%, due 6/15/26                                      4,954,843                  4,875,863
GNMA Pool #432878, 7.00%, due 6/15/26                                      4,957,916                  4,878,886
GNMA Pool #412637, 7.00%, due 7/15/26                                      7,745,251                  7,621,792
GNMA Pool #431008, 7.00%, due 7/15/26                                      3,467,704                  3,412,428
GNMA Pool #431018, 7.00%, due 7/15/26                                      3,466,986                  3,411,722
GNMA Pool #438543, 8.50%, due 4/15/12                                      1,148,600                  1,195,624
GNMA Pool #386535, 8.50%, due 9/15/24                                      1,394,342                  1,457,087
GNMA REMIC, 6.50%, due 10/16/08                                            4,453,499                  4,401,527
GNMA REMIC, 7.00%, due 11/16/20                                            1,594,000                  1,548,651
GNMA REMIC, 7.00%, due 2/16/24                                             8,250,000                  8,010,502
GNMA REMIC, 7.50%, due 12/20/20                                            5,000,000                  5,041,600
GNMA REMIC, 7.50%, due 8/20/21                                             6,000,000                  6,056,640
GNMA REMIC, 7.50%, due 1/16/23                                             5,548,066                  1,497,978
GNMA REMIC, 7.50%, due 1/20/24                                             2,200,000                  2,209,262
U.S. Department Veteran Affairs, 7.25%, due 2/15/19                        4,963,570                  4,904,107
U.S. Treasury Strips, 0%, due 11/15/24                                    32,000,000                  4,971,520
                                                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 97.92%
(cost $116,003,221)                                                                                 117,909,616
REPURCHASE AGREEMENT -- 1.54%
Agreement with State Street Bank and Trust bearing interest at
5.65% dated
6/30/97, to be repurchased 7/01/97 in the amount of $1,859,292
and
collateralized by $1,860,000 U.S. Treasury Notes, 6.00% due
8/31/97, value
$1,897,200
(cost $1,859,000)                                                          1,859,000                  1,859,000
OTHER ASSETS LESS LIABILITIES -- 0.54%                                                                  650,522
                                                                                                   ------------
NET ASSETS -- 100.00%                                                                              $120,419,138
                                                                                                   ------------
                                                                                                   ------------

See accompanying notes to financial statements.

 (photo of Ryan R. Johanson)
RYAN R. JOHANSON

    NORTHSTAR STRATEGIC INCOME FUND

THE MARKETS

    (Bullet) The first three months of the year were characterized by high GDP growth and inflation worries. After the Fed increased the fed funds rate in March, the economy began to cool. GDP growth fell from an annual rate of 5.6% to below 3%. In the first 6 months of 1997
             (1H97), the yields on both the 10- and 30-year Treasury bonds traded in a 70 basis point (bps) range, but their rates rose only 8 and 12 bps to 6.50% and 6.79%, respectively. Low interest rates and continued growth helped stock prices to again rise to all-time highs. Small cap stocks grew at half the big cap rate of 20%, but that still helped the creditworthiness and prices of high yield bonds.

    (Bullet) High yield bond returns in 1H97(80% of which came in the last 3 months of 1H97) were 5.82% compared to 3.09% for all domestic bonds. These returns were due to strong demand for high coupons and rising stock valuations underlying high yield bonds. Among high yield bonds, lower-rated bonds outperformed more interest-rate sensitive higher-rated bonds. Like government bonds, domestic investment grade corporates' yields rose in 1H97. Emerging market bonds, especially Russian and Brady bonds, outperformed again, increasing 10.47%, due to improving political and economic fundamentals and the ongoing hunt for yield.

    (Bullet) Expected Fed policies pave the way for the U.S. economy to maintain annual GDP growth and CPI inflation rates below 3%. The outlook for U.S. debt and equity markets therefore remains positive for full-year 1997. The strong U.S. dollar continues to limit the probability of profitably investing in foreign currency securities, but countries pursuing economic reforms offer some opportunities (e.g., Australia, Brazil, Canada, Ecuador, Egypt, Italy, New Zealand, Spain, the U.K. and Venezuela).

THE FUND

    (Bullet) From 1/01/97 to 6/30/97, the total return of the Fund's Class A, B,
             C, and T shares were 3.22%, 2.86%, 2.86%, and 2.94% respectively, compared to 4.48% for the Lipper average. Low sales, one $5 million exchange to another Northstar fund and modest redemptions offset higher bond prices, which caused the net assets of the Fund to decline from $79.6 million to $72.7 million.

    (Bullet) During 1H97, in order to ensure that the Fund's yield continues to cover its dividend, we bought some high-yielding U.S. agencies, and replaced many high yield bonds with higher yielding domestic and foreign bonds. The Fund's returns were helped by lower interest rates, by the pick-up in yield from our substitutions, by the healthy dose of emerging market bonds the Fund holds and by sales of high-rated foreign currency bonds.

CURRENT STRATEGY

    (Bullet) Continue to seek mispriced U.S. dollar-denominated investment grade corporates. Continue to maintain heavy weightings of emerging market bonds.

    (Bullet) Maximize high yield holdings, limit U.S. government and foreign currency investments while the U.S. dollar is strong, and increase holdings of U.S. dollar investment grade bonds to enhance the Fund's returns. Keep the Fund's duration moderate and its credit quality at a minimum of BB+. Keep total return subordinate to earning the monthly dividend.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 6/30/97)       TOTAL NET ASSETS $72,694,631
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                            % FUND
           FNMA 8.00% '24
    1                           12.5%
           Republic of
    2      Argentina 11.75% '14  3.8%
    3      FNMA 8.50% '21
                                 3.7%
    4      APP Finance
           Mauritius Ltd.        3.5%
    5      Altos Hornos de
           Mexico SA             3.4%
    6      CE Casecnan Water &
           Energy Co.            3.2%
    7      First Nationwide
           Parent Hldgs.         3.2%
    8      Statia Terms
           International         3.0%
    9      RBS Participacoes SA
                                 2.9%
   10      Guangdong
           Enterprises Holdings
           Ltd.                  2.8%
                                ------
                                42.0%
                                ------
                                ------

TOP 5 SECTORS
(BY PERCENTAGE OF NET ASSET)

High Yield       ---------------------------
                 54.8%

U.S. Government  -----------
                 20.3%

Investment       ----------
Grade            17.8%

Cash             --------
                 4.5%
Preferred Stock  ----
                 2.6%

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
-----------------------------------------

          Inception    5 years    1 year
-----------------------------------------
Class A      7.27%       n/a        6.12 %
-----------------------------------------
Class B      7.71%       n/a        5.63 %
-----------------------------------------
Class C      8.96%       n/a        9.63 %
-----------------------------------------
Class T      9.40%       n/a        6.82 %
-----------------------------------------
CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)
-----------------------------------------
          Inception    5 years    1 year
-----------------------------------------
Class A     21.38%       n/a       11.42 %
-----------------------------------------
Class B     19.61%       n/a       10.63 %
-----------------------------------------
Class C     19.45%       n/a       10.63 %
-----------------------------------------
Class T     32.94%       n/a       10.82 %
-----------------------------------------

    NORTHSTAR STRATEGIC INCOME FUND
    PORFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                             Principal Amount                      Value
----------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE SECURITIES -- 17.81%
FOREIGN BONDS & NOTES -- 17.81%
CABLE -- 0.73%
Le Groupe Videotron Ltee.
10.25%, Sr. Subordinated Notes, 10/15/02                           $     500,000                     $   530,000
                                                                                                     -----------
FOREIGN GOVERNMENT SECURITIES -- 15.57%
Commonwealth of Australia Government
10.00%, Government Guarantee, 10/15/07                                 2,000,000                       1,827,630
Guangdong Enterprises Holding Ltd. #
8.875%, Sr. Notes, 5/22/07                                             2,000,000                       2,065,360
New Zealand Government
8.00%, Government Guarantee, 11/15/06                                  2,429,000                       1,768,412
Republic of Argentina #
11.75%, Government Guarantee, 2/12/07                                  2,500,000                       2,781,250
Republic of Poland $ (1)
4.00%, Government Guarantee, 10/27/14                                  2,250,000                       1,935,000
Spanish Government Bonds (2)
10.00%, Government Guarantee, 2/28/05                                112,000,000                         940,351
                                                                                                     -----------
                                                                                                      11,318,003
                                                                                                     -----------
OIL & GAS -- 1.51%
Bridas Corp.
12.50%, Sr. Notes, 11/15/99                                            1,000,000                       1,098,750
                                                                                                     -----------
TOTAL FOREIGN BONDS & NOTES                                                                           12,946,753
                                                                                                     -----------
TOTAL INVESTMENT GRADE SECURITIES
(cost $12,414,543)                                                                                    12,946,753
                                                                                                     -----------
HIGH YIELD SECURITIES -- 54.78%
DOMESTIC BONDS & NOTES -- 19.34%
BANKS & THRIFTS -- 3.24%
First Nationwide Parent Holdings
12.50%, Sr. Notes, 4/15/03                                             2,100,000                       2,354,625
                                                                                                     -----------
COMPUTER SERVICES -- 1.40%
Viasystems, Inc. #
9.75%, Sr. Subordinated Notes, 6/01/07                                 1,000,000                       1,020,000
                                                                                                     -----------
CONSUMER PRODUCTS -- 1.84%
Shop Vac Corp.
10.625%, Sr. Notes, 9/01/03                                            1,250,000                       1,337,500
                                                                                                     -----------
HOTEL & GAMING -- 2.02%
Trump Atlantic City Funding, Inc.
11.25%, Company Guarantee, 5/01/06                                     1,500,000                       1,466,250
                                                                                                     -----------
INSURANCE -- 1.83%
Americo Life, Inc.
9.25%, Sr. Subordinated Notes, 6/01/05                                 1,300,000                       1,332,500
                                                                                                     -----------
OIL & GAS -- 2.70%
Benton Oil & Gas Co.
11.625%, Sr. Notes, 5/01/03                                              900,000                         983,250
Transamerican Energy Corp. #
11.50%, Sr. Secured Notes, 6/15/02                                     1,000,000                         980,000
                                                                                                     -----------
                                                                                                       1,963,250
                                                                                                     -----------

    NORTHSTAR STRATEGIC INCOME FUND
    PORFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

                                                  (Northstar Logo appears here)

Security                                                        Principal Amount/Units                      Value
-----------------------------------------------------------------------------------------------------------------

STEEL -- 1.42%
AK Steel Corp.
9.125%, Sr. Notes, 12/15/06                                          $  1,000,000                     $ 1,028,750
                                                                                                      -----------
TELECOMMUNICATIONS -- 4.89%
Jacor Communications Co. #
8.75%, Sr. Subordinated Notes, 6/15/07                                  1,000,000                         990,000
Unifi Communications, Inc. # (3)
14.00%, Units, 3/01/04                                                      1,000                         995,000
WinStar Equipment Corp. # $
0/12.50%, Sr. Secured Notes, 3/15/04                                    1,600,000                       1,568,000
                                                                                                      -----------
                                                                                                        3,553,000
                                                                                                      -----------
TOTAL DOMESTIC BONDS & NOTES                                                                           14,055,875
                                                                                                      -----------
FOREIGN BONDS & NOTES -- 35.44%
CABLE -- 5.25%
Innova S De R. L. #
12.875%, Sr. Notes, 4/01/07                                             1,000,000                       1,050,000
Multicanal SA #
10.50%, Notes, 2/01/07                                                  1,500,000                       1,623,750
Multicanal Participacoes SA
12.625%, Company Guarantee, 6/18/04                                     1,000,000                       1,145,000
                                                                                                      -----------
                                                                                                        3,818,750
                                                                                                      -----------
ENTERTAINMENT -- 2.89%
RBS Participacoes SA #
11.00%, Company Guarantee, 4/01/07                                      2,000,000                       2,100,000
                                                                                                      -----------
FOOD & BEVERAGE -- 1.98%
Fage Dairy Industries SA #
9.00%, Sr. Notes, 2/01/07                                               1,500,000                       1,440,000
                                                                                                      -----------
OIL & GAS -- 1.40%
Pacalta Resources Ltd. #
10.75%, Sr. Notes, 6/15/04                                              1,000,000                       1,015,000
                                                                                                      -----------
PAPER -- 4.29%
APP Finance II Mauritius Ltd. # $
12.00%/16.00%, Notes, 12/29/49                                          2,500,000                       2,556,250
Indah Kiat International Finance Corp.
12.50%, Company Guarantee, 6/15/06                                        500,000                         566,875
                                                                                                      -----------
                                                                                                        3,123,125
                                                                                                      -----------
PRINTING & PUBLISHING -- 2.33%
Grupo Industrial Durango SA de CV
12.625%, Notes, 8/01/03                                                 1,500,000                       1,691,250
                                                                                                      -----------
SERVICES -- 5.65%
Road King Infrastructure Ltd.
9.50%, Company Guarantee, 7/15/07                                       2,000,000                       1,988,460
Statia Terms International
11.75%, 1st Mortgage Notes, 11/15/03                                    2,000,000                       2,120,000
                                                                                                      -----------
                                                                                                        4,108,460
                                                                                                      -----------
STEEL -- 3.38%
Altos Hornos De Mexico SA #
11.375%, Notes, 4/30/02                                                 2,300,000                       2,455,250
                                                                                                      -----------

    NORTHSTAR STRATEGIC INCOME FUND
    PORFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                  Units/Principal Amount/Shares                      Value

------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 5.12%
Colt Telecom Group PLC $ (4)
0/12.00%, Units, 12/15/06                                                   500                        $   320,000
Ionica PLC $ (5)
0/15.00%, Units, 5/01/07                                                  1,500                            802,500
Occidente Y Caribe Celular SA $
0/14.00%, Sr. Discount Notes, 3/15/04                             $   2,100,000                          1,585,500
Telecom Brazil Funding Corp. # (1)
11.09375%, Guaranteed Notes, 12/09/99                                 1,000,000                          1,013,750
                                                                                                       -----------
                                                                                                         3,721,750
                                                                                                       -----------
UTILITIES -- 3.15%
CE Casecnan Water & Energy Co.
11.95%, Sr. Secured Notes, 11/15/10                                   2,000,000                          2,290,000
                                                                                                       -----------
TOTAL FOREIGN BONDS & NOTES                                                                             25,763,585
                                                                                                       -----------
TOTAL HIGH YIELD SECURITIES
(cost $38,306,447)                                                                                      39,819,460
                                                                                                       -----------
PREFERRED STOCKS -- 2.58%
CABLE -- 0.85%
Cablevision Systems Corp., 11.75% &                                       5,951                            620,373
                                                                                                       -----------
ENTERTAINMENT -- 1.73%
Time Warner, Inc., 10.25% &                                              11,313                          1,258,525
                                                                                                       -----------
TOTAL PREFERRED STOCKS
(cost $1,594,039)                                                                                        1,878,898
                                                                                                       -----------
WARRANTS -- 0.03% @
CONSUMER PRODUCTS -- 0.01%
Chattem, Inc., (expires 6/17/99)                                            500                             10,625
                                                                                                       -----------
SUPERMARKETS -- 0.02%
Dairy Mart Convenience Stores, Inc., (expires 12/01/01)                   4,999                             11,248
                                                                                                       -----------
TELECOMMUNICATIONS -- 0.00%
Occidente Caribe Celular SA, (expires 3/15/04) # (6)                      9,400                                 94
                                                                                                       -----------
TOTAL WARRANTS
(cost $94)                                                                                                  21,967
                                                                                                       -----------

    NORTHSTAR STRATEGIC INCOME FUND
    PORFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                               Principal Amount                      Value
------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCIES -- 20.34%
Federal Home Loan Mortgage Corp. 6.50%, due 5/15/10               $   1,470,688                        $ 1,430,700
Fannie Mae 8.00%, due 3/25/24                                         8,839,837                          9,104,237
Fannie Mae 8.50%, due 4/17/21 - 6/18/27                               4,235,293                          4,248,305
                                                                                                       -----------
TOTAL U.S. GOVERNMENT AND AGENCIES                                                                      14,783,242
                                                                                                       -----------
(cost $14,364,708)

TOTAL INVESTMENT SECURITIES -- 95.54%
(cost $66,679,831)                                                                                      69,450,320
REPURCHASE AGREEMENT -- 4.63%
Agreement with State Street Bank and Trust bearing
interest at 5.65% dated 6/30/97, to be repurchased
7/01/97 in the amount of $3,365,528 and collateralized
by $3,698,000 U.S. Treasury Notes, 6.00% due 8/31/97,
value $3,432,300
(cost $3,365,000)                                                     3,365,000                          3,365,000

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.17%)                                                          (120,689)
                                                                                                       -----------
NET ASSETS -- 100.00%                                                                                  $72,694,631
                                                                                                       -----------
                                                                                                       -----------

 # Sale restricted to qualified institutional investors.

 $ Step bond.

 & Payment-in-kind.

 @ Non-income producing security.

(1) Floating Rate Bond. Rate as of June 30, 1997.

(2) The principal amount is shown in the respective country's currency.

(3) A unit consists of $1,000 par value Sr. Notes, 14.00% due 3/01/04 and 1 warrant.

(4) A unit consists of $1,000 par value Sr. Discount Notes, 12.00% due 12/15/06 and 1 warrant.

(5) A unit consists of $1,000 par value Sr. Discount Notes, 15.00% due 5/01/07 and 1 warrant.

(6) Foreign security

See accompanying notes to financial statements.

(photo of Jeffrey Aurigemma)
JEFFREY AURIGEMMA

    NORTHSTAR HIGH YIELD FUND

THE MARKETS

    (Bullet) The first 3 months of the year were characterized by high GDP growth and inflation worries. After the Fed increased the Fed funds rate in March, the economy began to cool. GDP growth fell from an annual rate of 5.6% to below 3%. In the first 6 months of 1997
             (1H97), the yields on both the 10- and 30-year Treasury bonds traded in a 70 basis points(bps) range, but their rates rose only 8 and 12 bps to 6.50% and 6.79%, respectively. Low interest rates and continued growth helped stock prices to again rise to all time highs. Small cap stocks grew at half the big cap rate of 20%, but that still helped the creditworthiness and prices of high yield bonds.

    (Bullet) High yield bond returns in 1H97(80% of which came in the last 3 months of 1H97) were 5.82% compared to 3.09% for all domestic bonds. These returns were due to strong demand for high coupons and rising stock valuations underlying high yield bonds. Among high yield bonds, lower-rated bonds outperformed more interest-rate sensitive higher-rated bonds. Like government bonds, domestic investment grade corporates' yields rose in 1H97. Emerging market bonds, especially Russian and Brady bonds, outperformed again, increasing 10.47%, due to improving political and economic fundamentals and the ongoing hunt for yield.

    (Bullet) Expected Fed policies pave the way for the U.S. economy to maintain annual GDP growth and CPI inflation rates below 3%. The outlook for U.S. debt and equity markets therefore remains positive for full-year 1997.

THE FUND

    (Bullet) From January through June 1997, the total return of the Fund's
             Class A, B, C, and T shares were 5.38%, 4.91%, 4.90%, 5.26%, respectively; the Lipper average was 5.92%. The Fund's long-term performance helped its net assets rise 5.6%, from $231 million to $245 million.

    (Bullet) The generally high quality of its holdings and its reduction of emerging market holdings held-back the Fund's strong performance since investors favored yield over safety. In response, we have slightly increased B-rated names. The Fund continued to benefit from timely sales of overpriced bonds. We remain selective, but are less willing to hold cash in these strong markets.

    (Bullet) The Fund's performance was protected and enhanced by changes in portfolio allocations. We sold more telecom and broadcasting bonds, while we bought more oil & gas, energy and printing & publishing issues. Cable and healthcare positions rose in value substantially. We severely cut our positions in zero-coupon bonds. The cash position was cut in half.

CURRENT STRATEGY

    (Bullet) We will continue to position the Fund as a conservative
             "all-weather" high yield fund. We will focus on securities with low risks and good downside protection. The Fund will seek to outperform when the high-yield market is declining or volatile, while remaining competitive when that market is rising or stable.

    (Bullet) Given the currently low probability of a recession and general market conditions, temporarily favor issues rated B1/B+ and emerging market names that still have high risk-adjusted returns and spreads.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 6/30/97)      TOTAL NET ASSETS $244,544,940
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                            % FUND
           MFS Communications,   2.1%
    1      Inc.
           Time Warner, Inc.     2.1%
    2
           Imed Corp.            2.0%
    3
           CE Casecnan Water &   1.9%
    4      Energy Co.
           AES Corp.             1.8%
    5
           Americo Life, Inc.    1.8%
    6
           APP International     1.8%
    7      Finance
           Dade International,   1.8%
    8      Inc.
           Newsquest Capital     1.8%
    9      PLC
           SFX Broadcasting,     1.8%
   10      Inc.
                                ------
                                18.9%
                                ------
                                ------

TOP 5 INDUSTRIES
(by percentage of net asset)

                 ---------------------------
Telecommunications 8.4%

                 -------------------------
Cable            7.4%

                 ----------------
Healthcare       6.7%

                 --------------
Energy           6.6%

                 ---------
Broadcasting     6.3%

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
----------------------------------------

          Inception    5 years    1 year
----------------------------------------
Class A      9.19%         n/a     9.85%
----------------------------------------
Class B      9.68%         n/a     9.44%
----------------------------------------
Class C     10.98%         n/a    13.43%
----------------------------------------
Class T     10.96%         n/a    11.15%
----------------------------------------

CUMULATIVE TOTAL RETURN
(do not reflect sales charge)
----------------------------------------
          Inception    5 years    1 year
----------------------------------------
Class A     25.89%         n/a    15.38%
----------------------------------------
Class B     24.08%         n/a    14.44%
----------------------------------------
Class C     24.07%         n/a    14.43%
----------------------------------------
Class T    131.98%      74.82%    15.15%
----------------------------------------

    NORTHSTAR HIGH YIELD FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                            Principal Amount                       Value
----------------------------------------------------------------------------------------------------------------
DOMESTIC BONDS & NOTES -- 73.35%
AEROSPACE & DEFENSE -- 2.76%
Alliant Techsystems, Inc.
11.75%, Sr. Subordinated Notes, 3/01/03                            $       1,500,000                $  1,661,250
Derlan Manufacturing, Inc. #
10.00%, Sr. Notes, 1/15/07                                                 3,000,000                   3,045,000
Tracor, Inc.
8.50%, Sr. Subordinated Notes, 3/01/07                                     2,000,000                   2,035,000
                                                                                                    ------------
                                                                                                       6,741,250
                                                                                                    ------------
AUTO PARTS & EQUIPMENT -- 1.43%
Titan Wheel International, Inc.
8.75%, Sr. Subordinated Notes, 4/01/07                                     3,400,000                   3,502,000
                                                                                                    ------------
BROADCASTING & MEDIA -- 6.32%
American Radio Systems Corp.
9.00%, Company Guarantee, 2/01/06                                          1,500,000                   1,537,500
Capstar Radio Broadcasting #
9.25%, Sr. Subordinated Notes, 7/01/07                                     2,900,000                   2,827,500
SCI Television, Inc.
11.00%, Sr. Notes, 6/30/05                                                 2,500,000                   2,650,525
SFX Broadcasting, Inc.
10.75%, Sr. Subordinated Notes, 5/15/06                                    4,000,000                   4,380,000
Sinclair Broadcast Group, Inc. #
9.00%, Sr. Subordinated Notes, 7/15/07                                     1,500,000                   1,462,500
Sinclair Broadcasting Group, Inc.
10.00%, Sr. Subordinated Notes, 12/15/03                                   1,250,000                   1,293,750
Sinclair Broadcasting Group, Inc.
10.00%, Sr. Subordinated Notes, 9/30/05                                    1,250,000                   1,293,750
                                                                                                    ------------
                                                                                                      15,445,525
                                                                                                    ------------
CABLE -- 3.99%
Comcast Corp.
9.375%, Sr. Subordinated Debentures, 5/15/05                               2,000,000                   2,110,000
Echostar Communications Corp. $
0/12.875%, Sr. Discount Notes, 6/01/04                                     3,000,000                   2,535,000
EchoStar Satellite Broadcasting Corp. $
0/13.125%, Sr. Discount Notes, 3/15/04                                     3,000,000                   2,145,000
Lenfest Communications, Inc.
8.375%, Sr. Notes, 11/01/05                                                3,000,000                   2,962,500
                                                                                                    ------------
                                                                                                       9,752,500
                                                                                                    ------------
CAPITAL GOODS MANUFACTURING -- 1.61%
Roller Bearing Co. of America, Inc. #
9.625%, Sr. Subordinated Notes, 6/15/07                                    3,850,000                   3,936,625
                                                                                                    ------------
CHEMICALS -- 0.87%
Key Plastics, Inc. #
10.25%, Sr. Subordinated Notes, 3/15/07                                    2,000,000                   2,125,000
                                                                                                    ------------

    NORTHSTAR HIGH YIELD FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                            Principal Amount                       Value
----------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.25%
Viasystems, Inc. #
9.75%, Sr. Subordinated Notes, 6/01/07                             $       3,000,000                $  3,060,000
                                                                                                    ------------
CONSUMER PRODUCTS -- 2.56%
Drypers Corp.
10.25%, Sr. Notes, 6/15/07                                                 2,000,000                   1,992,500
JCAC, Inc.
10.125%, Sr. Subordinated Notes, 6/15/06                                   4,000,000                   4,260,000
                                                                                                    ------------
                                                                                                       6,252,500
                                                                                                    ------------
CONTAINERS AND PACKAGING -- 0.59%
U.S. Can Corp.
10.125%, Company Guarantee, 10/15/06                                       1,350,000                   1,444,500
                                                                                                    ------------
ENERGY -- 6.60%
CalEnergy Co., Inc.
9.50%, Sr. Notes, 9/15/06                                                  1,000,000                   1,075,000
California Energy, Inc.
9.875%, Sr. Notes, 6/30/03                                                 1,000,000                   1,075,000
California Energy, Inc. $
0/10.25%, Sr. Discount Notes, 1/15/04                                      2,650,000                   2,868,625
Calpine Corp.
10.50%, Sr. Notes, 5/15/06                                                 2,000,000                   2,165,000
Chesapeake Energy Corp.
9.125%, Company Guarantee, 4/15/06                                         1,000,000                   1,005,000
Forcenergy, Inc.
9.50%, Sr. Subordinated Notes, 11/01/06                                    3,000,000                   3,112,500
Transamerican Energy Corp. #
11.50%, Sr. Notes, 6/15/02                                                 4,000,000                   3,920,000
Wiser Oil Co. #
9.50%, Sr. Subordinated Notes, 5/15/07                                       900,000                     906,750
                                                                                                    ------------
                                                                                                      16,127,875
                                                                                                    ------------
FOOD & BEVERAGE -- 2.89%
Aurora Foods, Inc. #
9.875%, Sr. Subordinated Notes, 2/15/07                                    3,400,000                   3,459,500
North Atlantic Trading, Inc. #
11.00%, Sr. Notes, 6/15/04                                                 3,500,000                   3,596,250
                                                                                                    ------------
                                                                                                       7,055,750
                                                                                                    ------------
HEALTHCARE -- 5.47%
Dade International, Inc.
11.125%, Sr. Subordinated Notes, 5/01/06                                   3,900,000                   4,368,000
Imed Corp. #
9.75%, Sr. Subordinated Notes, 12/01/06                                    4,750,000                   4,856,875
Tenet Healthcare Corp.
8.625%, Sr. Subordinated Notes, 1/15/07                                    3,000,000                   3,060,000
Tenet Healthcare Corp.
10.125%, Sr. Subordinated Notes, 3/01/05                                   1,000,000                   1,100,000
                                                                                                    ------------
                                                                                                      13,384,875
                                                                                                    ------------

    NORTHSTAR HIGH YIELD FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                            Principal Amount                       Value
----------------------------------------------------------------------------------------------------------------
HOTEL & GAMING -- 2.72%
Courtyard By Marriott Ltd.
10.75%, Sr. Notes, 2/01/08                                         $       2,000,000                $  2,165,000
Horseshoe Gaming L.L.C. #
9.375%, Sr. Subordinated Notes, 6/15/07                                    1,900,000                   1,926,125
John Q. Hammons Hotels L.P.
9.75%, 1st Mortgage Notes, 10/01/05                                        1,000,000                   1,045,000
John Q. Hammons Hotels, Inc.
8.875%, 1st Mortgage Notes, 2/15/04                                        1,500,000                   1,522,500
                                                                                                    ------------
                                                                                                       6,658,625
                                                                                                    ------------
INSURANCE -- 1.78%
Americo Life, Inc.
9.25%, Sr. Subordinated Notes, 6/01/05                                     4,250,000                   4,356,250
                                                                                                    ------------
MANUFACTURING -- 1.56%
Clark-Schwebel, Inc.
10.50%, Sr. Notes, 4/15/06                                                 2,500,000                   2,687,500
Homeside, Inc.
11.25%, Sr. Notes, 5/15/03                                                   974,000                   1,139,580
                                                                                                    ------------
                                                                                                       3,827,080
                                                                                                    ------------
OIL & GAS -- 4.82%
Benton Oil & Gas Co.
11.625%, Sr. Notes, 5/01/03                                                2,000,000                   2,185,000
HS Resources, Inc.
9.875%, Sr. Subordinated Notes, 12/01/03                                   3,500,000                   3,565,625
Synder Oil Corp.
8.75%, Sr. Subordinated Notes, 6/15/07                                     2,850,000                   2,850,000
Triton Energy Ltd.
9.25%, Sr. Notes, 4/15/05                                                  3,000,000                   3,195,000
                                                                                                    ------------
                                                                                                      11,795,625
                                                                                                    ------------
PAPER -- 2.28%
Buckeye Cellulose Corp.
8.50%, Sr. Subordinated Notes, 12/15/05                                    2,725,000                   2,765,875
SD Warren Co.
12.00%, Sr. Subordinated Notes, 12/15/04                                   2,500,000                   2,812,500
                                                                                                    ------------
                                                                                                       5,578,375
                                                                                                    ------------
PRINTING & PUBLISHING -- 3.10%
Garden State Newspapers, Inc.
12.00%, Sr. Subordinated Notes, 7/01/04                                    2,000,000                   2,230,000
Hollinger International Publishing, Inc.
9.25%, Company Guarantee, 3/15/07                                          3,000,000                   3,090,000
Sea Containers Ltd.
12.50%, Sr. Subordinated Debentures, 12/01/04                              2,000,000                   2,260,000
                                                                                                    ------------
                                                                                                       7,580,000
                                                                                                    ------------

    NORTHSTAR HIGH YIELD FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                            Principal Amount                       Value
----------------------------------------------------------------------------------------------------------------
SERVICES -- 2.86%
Allied Waste North America, Inc. #
10.25%, Sr. Subordinated Notes, 12/01/06                           $       1,500,000                $  1,610,625
KinderCare Learning Centers, Inc.
9.50%, Sr. Subordinated Notes, 2/15/09                                     2,400,000                   2,322,000
Loomis Fargo & Co. #
10.00%, Sr. Subordinated Notes, 1/15/04                                    3,050,000                   3,065,250
                                                                                                    ------------
                                                                                                       6,997,875
                                                                                                    ------------
SPECIALTY RETAILING -- 1.93%
Barnes & Noble, Inc.
11.875%, Sr. Subordinated Notes, 1/15/03                                   1,750,000                   1,903,125
Waban, Inc.
11.00%, Sr. Subordinated Notes, 5/15/04                                    2,500,000                   2,818,750
                                                                                                    ------------
                                                                                                       4,721,875
                                                                                                    ------------
STEEL -- 1.57%
AK Steel Corp.
10.75%, Sr. Notes, 4/01/04                                                 3,000,000                   3,240,000
UCAR Global Enterprises, Inc.
12.00%, Sr. Subordinated Notes, 1/15/05                                      535,000                     605,887
                                                                                                    ------------
                                                                                                       3,845,887
                                                                                                    ------------
SUPERMARKETS -- 1.28%
Dominicks Finer Foods, Inc.
10.875%, Sr. Subordinated Notes, 5/01/05                                   2,000,000                   2,220,000
Quality Food Centers, Inc. #
8.70%, Sr. Subordinated Notes, 3/15/07                                       900,000                     911,250
                                                                                                    ------------
                                                                                                       3,131,250
                                                                                                    ------------
TELECOMMUNICATIONS -- 6.69%
L-3 Communications Corp.
10.375%, Sr. Subordinated Notes, 5/01/07                                   2,000,000                   2,130,000
MFS Communications, Inc. $
0/8.875%, Sr. Discount Notes, 1/15/06                                      6,500,000                   5,151,250
Paging Network, Inc.
10.125%, Sr. Subordinated Notes, 8/01/07                                   3,500,000                   3,412,500
Teleport Communications Group, Inc. $
0/11.125%, Sr. Discount Notes, 7/01/07                                     5,000,000                   3,587,500
Western Wireless Corp.
10.50%, Sr. Subordinated Notes, 2/01/07                                    2,000,000                   2,070,000
                                                                                                    ------------
                                                                                                      16,351,250
                                                                                                    ------------
TEXTILE/APPAREL -- 1.72%
Avondale Mills, Inc.
10.25%, Company Guarantee, 5/01/06                                         2,000,000                   2,110,000
Westpoint Stevens, Inc.
9.375%, Sr. Subordinated Debentures, 12/15/05                              2,000,000                   2,090,000
                                                                                                    ------------
                                                                                                       4,200,000
                                                                                                    ------------
TOYS -- 0.79%
Hedstrom Corp. #
10.00%, Sr. Subordinated Notes, 6/01/07                                    1,900,000                   1,938,000
                                                                                                    ------------

    NORTHSTAR HIGH YIELD FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                            Principal Amount                       Value
----------------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 1.26%
Westinghouse Air Brake Co.
9.375%, Sr. Notes, 6/15/05                                         $       3,000,000                $  3,072,150
                                                                                                    ------------
UTILITIES -- ELECTRICAL & GAS -- 2.65%
AES Corp.
10.25%, Sr. Subordinated Notes, 7/15/06                                    4,000,000                   4,400,000
Long Island Lighting Co.
7.125% Debentures, 6/01/05                                                 2,100,000                   2,082,549
                                                                                                    ------------
                                                                                                       6,482,549
                                                                                                    ------------
TOTAL DOMESTIC BONDS & NOTES
(cost $171,793,195)                                                                                  179,365,191
                                                                                                    ------------
FOREIGN BONDS & NOTES -- 16.92%
CABLE -- 3.39%
Bell Cablemedia PLC $
0/11.875%, Sr. Discount Notes, 9/15/05                                     2,000,000                   1,675,000
Multicanal Participacoes SA #
12.625%, Company Guarantee,, 4/01/07                                       3,000,000                   3,435,000
Rogers Cablesystems Ltd.
9.625%, Notes, 8/01/02                                                     3,000,000                   3,165,000
                                                                                                    ------------
                                                                                                       8,275,000
                                                                                                    ------------
CAPITAL GOODS MANUFACTURING -- 1.52%
Celestica International, Inc.
10.50%, Sr. Subordinated Notes, 12/31/06                                   3,450,000                   3,726,000
                                                                                                    ------------
ENTERTAINMENT -- 0.62%
RBS Participacoes SA #
11.00%, Company Guarantee, 4/01/07                                         1,450,000                   1,522,500
                                                                                                    ------------
FOOD & BEVERAGE -- 1.18%
Fage Dairy Industries SA #
9.00%, Sr. Notes, 2/01/07                                                  3,000,000                   2,880,000
                                                                                                    ------------
FOREIGN GOVERNMENT SECURITIES -- 0.85%
Guangdong Enterprises Holding Ltd. #
8.875%, Sr. Notes, 5/22/07                                                 2,000,000                   2,065,360
                                                                                                    ------------
PAPER -- 2.78%
APP International Finance Co.
11.75%, Company Guarantee,, 10/01/05                                       3,900,000                   4,309,500
Indah Kiat Finance Mauritius Ltd. #
10.00%, Company Guarantee,, 7/01/07                                        2,500,000                   2,490,625
                                                                                                    ------------
                                                                                                       6,800,125
                                                                                                    ------------
PRINTING & PUBLISHING -- 1.79%
Newsquest Capital PLC
11.00%, Sr. Subordinated Notes, 5/01/06                                    4,000,000                   4,380,000
                                                                                                    ------------
SERVICES -- 1.24%
Intertek Finance PLC
10.25%, Sr. Subordinated Notes, 11/01/06                                   2,900,000                   3,037,750
                                                                                                    ------------

    NORTHSTAR HIGH YIELD FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                     Principal Amount/Shares                       Value
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.68%
Fonorola, Inc.
12.50%, Sr. Notes, 8/15/02                                         $       1,000,000                $  1,115,000
Telefonica de Argentina SA
11.875%, Notes, 11/01/04                                                   2,500,000                   2,987,500
                                                                                                    ------------
                                                                                                       4,102,500
                                                                                                    ------------
UTILITIES -- 1.87%
CE Casecnan Water & Energy Co.
11.95%, Sr. Secured Notes, 11/15/10                                        4,000,000                   4,580,000
                                                                                                    ------------
TOTAL FOREIGN BONDS & NOTES
(cost $38,447,213)                                                                                    41,369,235
                                                                                                    ------------
PREFERRED STOCKS -- 3.31%
ENTERTAINMENT -- 2.06%
Time Warner, Inc., 10.25%                                                     45,240                   5,032,961
                                                                                                    ------------
HEALTHCARE -- 1.25%
Fresenius Medical Care Capital Trust, 9.00%                                   30,000                   3,075,000
                                                                                                    ------------
TOTAL PREFERRED STOCKS
(cost $7,119,064)                                                                                      8,107,961
                                                                                                    ------------
RIGHTS -- 0.05% @
CAPITAL GOODS MANUFACTURING -- 0.05%
Terex Corp.                                                                    8,000                     124,000
                                                                                                    ------------
FOREIGN GOVERNMENT SECURITIES -- 0.00%
United Mexican States                                                      1,500,000                           0
                                                                                                    ------------
TOTAL RIGHTS
(cost $0)                                                                                                124,000
                                                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 93.63%
(cost $217,359,472)                                                                                  228,966,387
REPURCHASE AGREEMENT -- 4.85%
Agreement with State Street Bank and Trust bearing
interest at 5.65% dated 6/30/97 to be repurchased 7/01/97
in the amount of $11,865,862 and collateralized by
$11,865,000 U.S. Treasury Notes, 6.00% due 8/31/97, value
12,102,300
(cost $11,864,000)                                                 $      11,864,000                  11,864,000
OTHER ASSETS LESS LIABILITIES -- 1.52%                                                                 3,714,553
                                                                                                    ------------
NET ASSETS -- 100.00%                                                                               $244,544,940
                                                                                                    ------------
                                                                                                    ------------

# Sale restricted to qualified institutional investors.

$ Step Bond.

@ Non-income producing security.

See accompanying notes to financial statements.

(photo of Thomas Ole Dial)
THOMAS OLE DIAL

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND

THE MARKETS

    (Bullet) The first 3 months of the year were characterized by high GDP growth and inflation worries. After the Fed increased the fed funds rate in March, the economy began to cool. GDP growth fell from an annual rate of 5.6% to below 3%. In the first 6 months of 1997
             (1H97), the yields on both the 10 and 30 year Treasury bonds traded in a 70 basis point (bps) range, but their rates rose only 8 and 12 bps to 6.50% and 6.79%, respectively. Low interest rates and continued growth helped stock prices to again rise to all-time highs. Small cap stocks grew at half the big cap rate of 20%, but that still helped the creditworthiness and prices of high yield bonds.

    (Bullet) High yield bond returns in 1H97(80% of which came in the last 3 months of 1H97) were 5.82% compared to 3.09% for all domestic bonds. These returns were due to strong demand for high coupons and rising stock valuations underlying high yield bonds. Among high yield bonds, lower-rated bonds outperformed more interest-rate sensitive higher-rated bonds. Like government bonds, domestic investment grade corporates' yields rose in 1H97. Emerging market bonds, especially Russian and Brady bonds, outperformed again, increasing 10.47%, due to improving political and economic fundamentals and the ongoing hunt for yield.

    (Bullet) Expected Fed policies pave the way for the U.S. economy to maintain annual GDP growth and CPI inflation rates below 3%. The outlook for U.S. debt and equity markets therefore remains positive for full-year 1997.

THE FUND

    (Bullet) From January through June 1997, the total return of the Fund's shares was 10.46%, 10.08%, 10.11%, and 10.34% for Class A, B, C,
             and T respectively, the Lipper average was 7.92. Limited sales and some redemptions offset the Fund's very strong price appreciation, so its net assets fell from $64.7 million to $60.3 million during 1H97.

    (Bullet) The Fund's performance in 1H97 was very strong. After 3 quarters of soft values for small cap stocks, many of our equity holdings rose dramatcially (e.g. AES Corp., Buckeye Cellulose, CalEnergy, Comnet Cellular and Smith Food and Drug). The Fund's high yield and convertible bond positions benefited from improved yields and spreads. We cut our exposure in telecom and gaming bonds and increased it in healthcare and energy bonds.

    (Bullet) Asset allocation is almost at the target range of 50% common and convertibles and 50% bonds and cash. We will retain that target for the foreseeable future.

CURRENT STRATEGY

    (Bullet) Continue to look for securities of strong small- and mid-cap companies that can provide income and capital appreciation.

    (Bullet) Emphasize "bottoms-up" security analysis rather than macroeconomic analysis in selecting securities. Continue to search anywhere in the capital structure for opportunities that provide the best risk/return potential.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 6/30/97)       TOTAL NET ASSETS $60,311,058
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                               % FUND
           SA Telecomm. Corp.
    1                               2.4%
           Transamerican Energy
    2      Corp.                    2.4%
           WorldCom, Inc.
    3                               2.4%
           Beverly Enterprises,
    4      Inc.                     2.3%
           Paxson Comm. Corp.
    5                               2.3%
           Buckeye Cellulose Corp.
    6                               2.1%
           American Radio Systems
    7                               1.9%
           CalEnergy Co., Inc.
    8                               1.9%
           Multicanal
    9      Participacoes SA         1.9%
           Newsquest Capital
   10      P.L.C.                   1.8%
                                   ------
                                   21.4%
                                   ------
                                   ------

TOP 5 INDUSTRIES
(by percentage of net asset)

                 ----------------
Telecommunications 15.6%

                 -----------
Healthcare       10.0%

                 --------
Energy           9.9%

                 ------
Broadcasting     7.4%

                 -----
Services         6.3%

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
-----------------------------------------

             Inception   5 years   1 year
-----------------------------------------
Class A        15.52%        n/a   13.63%
-----------------------------------------
Class B        10.21%        n/a   14.31%
-----------------------------------------
Class C        13.66%        n/a   15.52%
-----------------------------------------
Class T        21.06%     12.00%   10.21%
-----------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)
-----------------------------------------
             Inception   5 years   1 year
-----------------------------------------
Class A        36.80%        n/a   16.32%
-----------------------------------------
Class B        34.89%        n/a   15.46%
-----------------------------------------
Class C        34.81%        n/a   15.48%
-----------------------------------------
Class T       203.28%     76.24%   16.03%
-----------------------------------------

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                                    Shares                       Value
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 38.99%
AEROSPACE & DEFENSE -- 1.05%
BE Aerospace, Inc. @                                                        20,000                $    632,500
                                                                                                  ------------
BROADCASTING & MEDIA -- 2.28%
Chancellor Broadcasting Corp. @                                             20,000                     800,000
News Corp. Ltd. **                                                          30,000                     577,500
                                                                                                  ------------
                                                                                                     1,377,500
                                                                                                  ------------
CABLE -- 2.26%
EchoStar Communications Corp. @                                             30,000                     468,750
Tele-Communications, Inc.                                                   30,000                     446,250
Viacom, Inc. @                                                              15,000                     450,000
                                                                                                  ------------
                                                                                                     1,365,000
                                                                                                  ------------
CAPITAL GOODS MANUFACTURING -- 2.14%
Bell & Howell Co. @                                                         20,000                     616,250
Flextronics International, Ltd.                                             25,000                     675,000
                                                                                                  ------------
                                                                                                     1,291,250
                                                                                                  ------------
ENERGY -- 4.44%
AES Corp. @                                                                 15,000                   1,061,250
CalEnergy Co., Inc. @                                                       30,000                   1,140,000
Calpine Corp. @                                                             25,000                     475,000
                                                                                                  ------------
                                                                                                     2,676,250
                                                                                                  ------------
ENTERTAINMENT -- 1.60%
Time Warner, Inc.                                                           20,000                     965,000
                                                                                                  ------------
FOOD & BEVERAGE -- 0.85%
Canandaigua Wine Co., Inc. @                                                15,000                     510,000
                                                                                                  ------------
HEALTHCARE -- 2.21%
Fresenius Medical Care AG **                                                20,000                     582,500
Healthsouth Corp. @                                                         30,000                     748,125
                                                                                                  ------------
                                                                                                     1,330,625
                                                                                                  ------------
METALS & MINING -- 0.80%
U.S. Can Corp. @                                                            33,700                     480,225
                                                                                                  ------------
OFFICE EQUIPMENT/SUPPLIES -- 0.73%
Interface, Inc.                                                             20,000                     442,500
                                                                                                  ------------
OIL & GAS -- 2.51%
HS Resources, Inc.                                                          40,000                     565,000
Parker Drilling Co. @                                                       30,000                     333,750
Vintage Petroleum, Inc.                                                     20,000                     615,000
                                                                                                  ------------
                                                                                                     1,513,750
                                                                                                  ------------
OIL & GAS DRILLING -- 0.77%
Global Marine, Inc. @                                                       20,000                     465,000
                                                                                                  ------------
PAPER -- 2.90%
Asia Pulp & Paper Ltd. @ **                                                 30,000                     453,750
Buckeye Cellulose Corp. @                                                   38,300                   1,292,625
                                                                                                  ------------
                                                                                                     1,746,375
                                                                                                  ------------
SERVICES -- 1.44%
Allied Waste Industries, Inc. @                                             50,000                     868,750
                                                                                                  ------------

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997
                                                  (Northstar logo appears here)

Security                                                     Shares/Principal Amount                       Value
----------------------------------------------------------------------------------------------------------------
STEEL -- 1.10%
AK Steel Holding Corp.                                                  15,000                      $    661,875
                                                                                                    ------------
SUPERMARKETS -- 2.25%
Dominick's Supermarkets, Inc. @                                         25,000                           665,625
Safeway, Inc. @                                                         15,000                           691,875
                                                                                                    ------------
                                                                                                       1,357,500
                                                                                                    ------------
TELECOMMUNICATIONS -- 8.67%
CommNet Cellular, Inc. @                                                25,000                           868,750
Globalstar Telecommunications Ltd.                                      22,262                           681,774
Jacor Communications, Inc. @                                            20,000                           765,000
Telecomunicacoes Brasileiras SA **                                       5,000                           758,750
Teleport Communications Group, Inc. @                                   20,000                           682,500
WorldCom, Inc. @                                                        46,000                         1,472,000
                                                                                                    ------------
                                                                                                       5,228,774
                                                                                                    ------------
TRANSPORTATION -- 0.99%
Westinghouse Air Brake Co.                                              30,000                           600,000
                                                                                                    ------------
TOTAL COMMON STOCKS
(cost $19,357,640)                                                                                    23,512,874
                                                                                                    ------------
PREFERRED STOCKS -- 5.05%
BROADCASTING & MEDIA -- 4.20%
Chancellor Radio Broadcasting, 12.00% #                                  5,000                           575,000
Paxson Communications Corp. 12.50% &                                    13,390                         1,412,645
SFX Broadcasting, Inc., 12.625% &                                        5,000                           542,500
                                                                                                    ------------
                                                                                                       2,530,145
                                                                                                    ------------
HEALTHCARE -- 0.85%
Fresenius Medical Care Capital Trust, 9.00%                              5,000                           512,500
                                                                                                    ------------
TOTAL PREFERRED STOCKS
(cost $2,826,852)                                                                                      3,042,645
                                                                                                    ------------
CONVERTIBLE PREFERRED STOCKS -- 2.71%
BROADCASTING & MEDIA -- 1.87%
American Radio Systems Corp., 7.00% #                                   20,000                         1,126,960
                                                                                                    ------------
OIL & GAS -- 0.84%
Atlantic Richfield Corp., 9.00% (1)                                     23,600                           507,400
                                                                                                    ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $1,649,852)                                                                                      1,634,360
                                                                                                    ------------
DOMESTIC CORPORATE BONDS -- 29.52%
AEROSPACE & DEFENSE -- 1.68%
Derlan Manufacturing, Inc. #
10.00%, Sr. Notes, 1/15/07                                         $ 1,000,000                         1,015,000
                                                                                                    ------------
BROADCASTING & MEDIA -- 1.21%
Sinclair Broadcast Group, Inc. #
9.00%, Sr. Subordinated Notes, 7/15/07                                 750,000                           731,250
                                                                                                    ------------
CABLE -- 1.19%
EchoStar Satellite Broadcasting Corp. $
0/13.125%, Sr. Discount Notes, 3/15/04                               1,000,000                           715,000
                                                                                                    ------------

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                       Units/Principal Amount                       Value
-----------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 0.86%
Packaged Ice, Inc. (2)
12.00%, Units, 4/15/04                                                       500                     $    515,000
                                                                                                     ------------
HEALTHCARE -- 4.65%
Imed Corp. #
9.75%, Sr. Subordinated Notes, 12/01/06                             $  1,000,000                        1,022,500
Tenet Healthcare Corp.
8.625%, Sr. Subordinated Notes, 1/15/07                                1,000,000                        1,020,000
Urohealth Systems, Inc. # (3)
12.50%, Units, 4/01/04                                                       750                          761,250
                                                                                                     ------------
                                                                                                        2,803,750
                                                                                                     ------------
HOTEL & GAMING -- 1.62%
Trump Atlantic City Funding, Inc.
11.25%, Company Guarantee, 5/01/06                                     1,000,000                          977,500
                                                                                                     ------------
LEISURE -- 1.73%
KSL Recreation Group, Inc. #
10.25%, Sr. Subordinated Notes, 5/01/07                                1,000,000                        1,045,000
                                                                                                     ------------
OIL & GAS -- 2.43%
Transamerican Energy Corp. # $
0/13.00%, Sr. Discount Notes, 6/15/02                                  1,994,000                        1,465,590
                                                                                                     ------------
SERVICES -- 3.39%
Allied Waste Industries, Inc. # $
0/11.30%, Sr. Discount Notes, 6/01/07                                  1,000,000                          632,500
Coinstar, Inc. # $
0/13.00%, Sr. Subordinated Notes, 10/01/06                             1,250,000                          875,000
ICF Kaiser International, Inc.
13.00%, Sr. Notes, 12/31/03                                              500,000                          537,500
                                                                                                     ------------
                                                                                                        2,045,000
                                                                                                     ------------
SHIPPING -- 1.64%
Equimar Shipholdings Ltd. #
9.875%, Company Guarantee, 7/01/07                                     1,000,000                          990,000
                                                                                                     ------------
SPECIALTY RETAILING -- 1.15%
Electronic Retailing Systems International # (4)
13.25%, Units, 2/01/04                                                     1,000                          695,000
                                                                                                     ------------
SUPERMARKETS -- 1.05%
Food 4 Less Supermarkets, Inc. &
13.625%, Sr. Subordinated Debentures, 6/15/07                            534,063                          632,864
                                                                                                     ------------
TELECOMMUNICATIONS -- 5.27%
Globalstar L.P./Globalstar Capital # (5)
11.375%, Units, 2/15/04                                                      500                          502,500
Paging Network, Inc.
10.00%, Sr. Subordinated Notes, 10/15/08                               1,000,000                          965,000
Teleport Communications Group, Inc. $
0/11.125%, Sr. Discount Notes, 7/01/07                                 1,000,000                          717,500
Unifi Communications, Inc. # (6)
14.00%, Units, 3/01/04                                                     1,000                          995,000
                                                                                                     ------------
                                                                                                        3,180,000
                                                                                                     ------------

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997
                                            (Northstar logo appears here)

Security                                                      Principal Amount/Units                       Value
----------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL -- 1.65%
Brazos Sportswear, Inc. #
10.50%, Sr. Notes, 7/01/07                                         $ 1,000,000                      $    995,000
                                                                                                    ------------
TOTAL DOMESTIC CORPORATE BONDS
(cost $17,580,699)                                                                                    17,805,954
                                                                                                    ------------
CONVERTIBLE BONDS -- 6.48%
CABLE -- 1.75%
Comcast Corp. $
0/5.50%, Subordinated Debentures, 9/09/05                            1,000,000                         1,055,930
                                                                                                    ------------
HEALTHCARE -- 2.32%
Beverly Enterprises, Inc.
5.50%, Subordinated Debentures, 8/01/18                              1,125,000                         1,399,837
                                                                                                    ------------
TELECOMMUNICATIONS -- 2.41%
SA Telecommunications, Inc. #
10.00%, Notes, 8/15/06                                               2,000,000                         1,452,500
                                                                                                    ------------
TOTAL CONVERTIBLE BONDS
(cost $4,053,532)                                                                                      3,908,267
                                                                                                    ------------
FOREIGN CORPORATE BONDS -- 9.58%
CABLE -- 1.90%
Multicanal Participacoes SA
12.625%, Company Guarantee, 6/18/04                                  1,000,000                         1,145,000
                                                                                                    ------------
FOOD & BEVERAGE -- 0.79%
Fage Dairy Industries SA #
9.00%, Sr. Notes, 2/01/07                                              500,000                           480,000
                                                                                                    ------------
OIL & GAS -- 1.62%
Panda Global Energy Co. #
12.50%, Sr. Secured Notes, 4/15/04                                   1,000,000                           975,000
                                                                                                    ------------
PAPER -- 2.57%
APP International Finance Co.
11.75%, Company Guarantee, 10/01/05                                    500,000                           552,500
Indah Kiat Finance Mauritius Ltd. #
10.00%, Company Guarantee, 7/01/07                                   1,000,000                           996,250
                                                                                                    ------------
                                                                                                       1,548,750
                                                                                                    ------------
PRINTING & PUBLISHING -- 1.81%
Newsquest Capital P.L.C.
11.00%, Sr. Subordinated Notes, 5/01/06                              1,000,000                         1,095,000
                                                                                                    ------------
TELECOMMUNICATIONS -- 0.89%
Ionica PLC $(7)
0/15.00%, Units, 5/01/07                                                 1,000                           535,000
                                                                                                    ------------
TOTAL FOREIGN CORPORATE BONDS
(cost $5,511,934)                                                                                      5,778,750
                                                                                                    ------------

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                     Shares/Principal Amount                       Value
----------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.15% @
SERVICES -- 0.14%
Coinstar, Inc., (expires 10/01/06)                                       1,250                      $     87,500
ICF Kaiser International, Inc., (expires 12/31/99)                       3,500                                35
                                                                                                    ------------
                                                                                                          87,535
                                                                                                    ------------
SPECIALTY RETAILING -- 0.01%
Electronic Retailing Systems International, (expires
2/01/04)                                                                 1,000                             4,000
                                                                                                    ------------
TOTAL WARRANTS
(cost $0)                                                                                                 91,535
                                                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 92.48%
(cost $50,980,509)                                                                                    55,774,385
REPURCHASE AGREEMENT -- 10.74%
Agreement with State Street Bank and Trust bearing
interest at 5.65% dated 6/30/97, to be repurchased 7/01/97
in the amount of $6,478,017 and collateralized by
$6,480,000 U.S. Treasury Notes, 6.00% due 8/31/97, value
$6,609,600
(cost $6,477,000)                                                  $ 6,477,000                         6,477,000
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.22%)                                                      (1,940,327)
                                                                                                    ------------
NET ASSETS -- 100.00%                                                                               $ 60,311,058
                                                                                                    ------------
                                                                                                    ------------

 @ Non-income producing security.
 ** American Depositary Receipts.
 # Sale restricted to qualified institutional investors.
 & Payment-in-kind security.
 $ Step Bond.
(1) Mandatory conversion on 9/15/97 into shares of Lyondell Petroleum Co. common stock.
(2) A unit consists of $1,000 par value Sr. Notes, 12.00% due 4/15/04, and 1 warrant.
(3) A unit consists of $1,000 par value Sr. Subordinated Notes, 12.50% due 4/01/04, and 1 warrant.
(4) A unit consists of $1,000 par value Sr. Discount Notes, 13.25% due 2/01/04, and 1 warrant.
(5) A unit consists of $1,000 par value Sr. Notes, 11.375% due 2/15/04, and 1 warrant.
(6) A unit consists of $1,000 par value Sr. Notes, 14.00% due 3/01/04, and 1 warrant.
(7) A unit consists of $1,000 par value Sr. Discount Notes, 15.00% due 5/01/07, and 1 warrant.

See accompanying notes to financial statements.

(photo of Geoffrey Wadsworth)
GEOFFREY WADSWORTH

                                                  (Northstar logo appears here)
    NORTHSTAR GROWTH FUND

THE MARKETS

    (Bullet) During the first half of 1997 the Dow Industrials rose 19.0%, the S&P 500 was up 19.5%, the S&P 400 Mid-Cap Index was up 13.0%, and the Russell 2000 was up 9.3%.

    (Bullet) Fears of an overheated economy peaked in early April ending the 9.5% correction in the S&P 500 from its February highs. Since then the S&P has risen over 25% through mid July as profits have been strong, economic growth moderated, and despite a tightening labor market, inflation actually declined rather than accelerating.

    (Bullet) While small and mid-cap averages lagged, the relative performance improved considerably during the second quarter. Large-cap blue chips with a consistent growth outlook continued to be leaders.

THE FUND

    (Bullet) The Growth Fund shares were up 14.12%, 13.74%, 13.68%, 13.80%, and
             14.41% for Class A, B, C, T, and I shares, respectively, for the six months compared to the 14.3% for the average of growth funds tracked by Lipper. This brought the trailing 12 months performance to 25.2% vs. an average of 24.0% for the comparables.

    (Bullet) Performance was helped by strong gains of large holdings in several sectors including computers, semiconductors, and pharmaceuticals. Also doing well were individual large-cap leaders in their respective industries such as Proctor & Gamble, Home Depot, Deere, and Xerox. Weak performance was experienced with retailers, natural gas, and a number of individual stocks.

CURRENT STRATEGY

    (Bullet) The U.S. and global economies will likely accelerate somewhat from the recent lull. While corporate profit margins are high, productivity gains have been strong and the outlook remains favorable. Earnings growth will continue to bolster stock prices making a significant decline unlikely without a definitive reversal in the trend of interest rates.

    (Bullet) Re-acceleration of growth is likely to arrest further declines in interest rates but not cause a major reversal without building a larger body of inflationary evidence than now exists.

    (Bullet) The Fund continues to have significant holdings in computer related technology, healthcare, oil services, specialty retailing and financial stocks. Some of the large-cap stocks with extended valuations and those with disappointing fundamentals have been sold or reduced while we continue to look for good companies with above average growth selling at attractive relative valuations.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA AS OF 6/30/97)          TOTAL NET ASSETS $184,329,454
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                               % FUND
           Compaq Computer Corp.
    1                               4.3%
           Global Marine, Inc.
    2                               3.6%
           Philip Morris Cos.,
    3      Inc.                     3.4%
           Citicorp
    4                               3.3%
           WorldCom, Inc.
    5                               3.0%
           AMP, Inc.
    6                               2.9%
           Schlumberger, Ltd.
    7                               2.7%
           Ceridian Corp.
    8                               2.6%
           Home Depot, Inc.
    9                               2.6%
           Magna International,
   10      Inc.                     2.6%
                                   ------
                                   31.0%
                                   ------
                                   ------

TOP 5 SECTORS
(by percentage of net assets)

                 ------------------
Technology       23.4%

Consumer         -------------
Cyclical         18.8%

                 ----------
Energy           14.0%

Financial        -------
Services         11.5%

                 -----
Healthcare       8.1%

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
-----------------------------------------

             Inception   5 years   1 year
-----------------------------------------
Class A        20.11%        n/a   19.22%
-----------------------------------------
Class B        21.06%        n/a   19.32%
-----------------------------------------
Class C        22.16%        n/a   23.26%
-----------------------------------------
Class T        12.59%     14.15%   20.50%
-----------------------------------------
Class I        70.61%        n/a      n/a
-----------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)
-----------------------------------------
             Inception   5 years   1 year
-----------------------------------------
Class A        53.43%        n/a   25.15%
-----------------------------------------
Class B        51.53%        n/a   24.32%
-----------------------------------------
Class C        51.33%        n/a   24.26%
-----------------------------------------
Class T       286.72%     93.82%   24.50%
-----------------------------------------
Class I        14.41%        n/a      n/a
-----------------------------------------

    NORTHSTAR GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                                     Shares                      Value
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 95.72%
AEROSPACE & DEFENSE -- 2.97%
Boeing Co.                                                                   70,000               $  3,714,375
Northrop Grumman Corp.                                                       20,000                  1,756,250
                                                                                                  ------------
                                                                                                     5,470,625
                                                                                                  ------------
ALUMINUM -- 0.28%
Century Aluminum Co.                                                         35,000                    511,875
                                                                                                  ------------
AUTO PARTS & EQUIPMENT -- 2.63%
Magna International, Inc.                                                    80,500                  4,845,094
                                                                                                  ------------
BIOTECHNOLOGY -- 1.68%
Amgen, Inc. @                                                                20,000                  1,162,500
Genzyme Corp. @                                                              70,000                  1,942,500
                                                                                                  ------------
                                                                                                     3,105,000
                                                                                                  ------------
BUSINESS SERVICES -- 0.96%
Loewen Group, Inc.                                                           51,000                  1,772,250
                                                                                                  ------------
COMPUTER HARDWARE -- 4.28%
Compaq Computer Corp. @                                                      79,400                  7,880,450
                                                                                                  ------------
COMPUTER NETWORKING -- 2.55%
Cisco Systems, Inc. @                                                        70,000                  4,698,750
                                                                                                  ------------
COMPUTER SOFTWARE -- 1.89%
Microsoft Corp. @                                                            27,600                  3,487,950
                                                                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 3.85%
Ceridian Corp. @                                                            114,200                  4,824,950
Electronic Data Systems Corp.                                                55,370                  2,270,170
                                                                                                  ------------
                                                                                                     7,095,120
                                                                                                  ------------
CONSTRUCTION -- 0.76%
Fluor Corp.                                                                  25,500                  1,407,281
                                                                                                  ------------
CONSUMER PRODUCTS -- 3.57%
Kimberly-Clark Corp.                                                         89,632                  4,459,192
Procter & Gamble Co.                                                         15,000                  2,118,750
                                                                                                  ------------
                                                                                                     6,577,942
                                                                                                  ------------
ELECTRICAL EQUIPMENT -- 2.86%
AMP, Inc.                                                                   126,400                  5,277,200
                                                                                                  ------------
ENERGY -- 6.85%
El Paso Natural Gas Co.                                                      64,300                  3,536,500
Enron Oil & Gas Co.                                                          68,900                  1,248,812
Schlumberger, Ltd.                                                           39,100                  4,887,500
Seitel, Inc. @                                                               18,000                    684,000
Sonat, Inc.                                                                  44,100                  2,260,125
                                                                                                  ------------
                                                                                                    12,616,937
                                                                                                  ------------

    NORTHSTAR GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997
                                                 (Northstar logo appears here)

Security                                                                     Shares                      Value
--------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 10.28%
Associates First Capital Corp.                                               35,000               $  1,942,500
Capital One Financial Corp.                                                 117,000                  4,416,750
Citicorp                                                                     49,800                  6,004,012
City National Corp.                                                          50,000                  1,203,125
Fannie Mae                                                                   58,800                  2,565,150
Mellon Bank Corp.                                                            62,600                  2,824,825
                                                                                                  ------------
                                                                                                    18,956,362
                                                                                                  ------------
HEALTHCARE -- 1.81%
Columbia / HCA Healthcare Corp.                                              28,300                  1,112,544
Healthsouth Corp. @                                                          89,200                  2,224,425
                                                                                                  ------------
                                                                                                     3,336,969
                                                                                                  ------------
HOTEL & RESTAURANTS -- 2.57%
Doubletree Corp. @                                                           50,000                  2,056,250
La Quinta Inns, Inc.                                                        122,500                  2,679,688
                                                                                                  ------------
                                                                                                     4,735,938
                                                                                                  ------------
INSURANCE -- 1.19%
General Re Corp.                                                             12,000                  2,184,000
                                                                                                  ------------
MACHINERY -- 2.48%
Deere & Co.                                                                  83,400                  4,576,575
                                                                                                  ------------
OFFICE EQUIPMENT/SUPPLIES -- 3.01%
American Pad & Paper Co. @                                                   50,000                    843,750
Xerox Corp.                                                                  59,700                  4,708,838
                                                                                                  ------------
                                                                                                     5,552,588
                                                                                                  ------------
OIL & GAS -- 1.19%
Parker Drilling Co. @                                                       197,300                  2,194,963
                                                                                                  ------------
OIL & GAS DRILLING -- 3.58%
Global Marine, Inc. @                                                       284,000                  6,603,000
                                                                                                  ------------
OIL & GAS EXPLORATION -- 2.38%
Baker Hughes, Inc.                                                          113,500                  4,391,031
                                                                                                  ------------
PHARMACEUTICAL -- 4.57%
Bristol-Myers Squibb Co.                                                     53,400                  4,325,400
Merck & Co., Inc.                                                            26,900                  2,784,150
Pfizer, Inc.                                                                 11,000                  1,314,500
                                                                                                  ------------
                                                                                                     8,424,050
                                                                                                  ------------
RETAILING -- 12.67%
AutoZone, Inc. @                                                            138,000                  3,251,625
CUC International, Inc. @                                                   125,000                  3,226,562
General Nutrition Cos., Inc. @                                              128,000                  3,584,000
Home Depot, Inc.                                                             70,000                  4,825,625
Nine West Group, Inc. @                                                     100,000                  3,818,750
Office Depot, Inc. @                                                         80,000                  1,555,000
Pep Boys - Manny, Moe & Jack                                                 91,000                  3,099,688
                                                                                                  ------------
                                                                                                    23,361,250
                                                                                                  ------------

    NORTHSTAR GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                     Shares/Principal Amount                       Value
----------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR -- 6.26%
Intel Corp.                                                             15,800                      $  2,240,638
Millipore Corp.                                                         69,100                         3,040,400
National Semiconductor Corp. @                                          71,000                         2,174,375
Texas Instruments, Inc.                                                 48,500                         4,077,031
                                                                                                    ------------
                                                                                                      11,532,444
                                                                                                    ------------
TELECOMMUNICATIONS -- 4.19%
Paging Network, Inc. @                                                 250,000                         2,195,312
WorldCom, Inc. @                                                       172,700                         5,526,400
                                                                                                    ------------
                                                                                                       7,721,712
                                                                                                    ------------
TOBACCO -- 3.36%
Philip Morris Cos., Inc.                                               139,500                         6,190,312
                                                                                                    ------------
TRUCKING & FREIGHT -- 1.05%
US Freightways Corp.                                                    75,000                         1,940,625
                                                                                                    ------------
TOTAL COMMON STOCKS
(cost $138,798,513)                                                                                  176,448,293
                                                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 95.72%
(cost $138,798,513)                                                                                  176,448,293
REPURCHASE AGREEMENT -- 7.94%
Agreement with State Street Bank and Trust bearing
interest at 5.65% dated 6/30/97, to be repurchased 7/01/97
in the amount of $14,637,297 and collateralized by
$14,635,000 U.S. Treasury Notes, 6.00% due 8/31/97, value
$14,927,700
(cost $14,635,000)                                                 $14,635,000                        14,635,000

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.66%)                                                      (6,753,839)
                                                                                                    ------------
NET ASSETS -- 100.00%                                                                               $184,329,454
                                                                                                    ------------
                                                                                                    ------------

@Non-income producing security.

See accompanying notes to financial statements.

(photo of Louis Navellier)
LOUIS NAVELLIER
                                                 (Northstar logo appears here)

    NORTHSTAR SPECIAL FUND

THE MARKETS

    (Bullet) During the first half of 1997 the S&P 500 rose 19.5%, the NASDAQ
             Composite was up 11.7%, and the Dow Industrials were up 19.0%.

    (Bullet) The stock market was unusually strong during the past few months, primarily because long term bond yields fell and trading volume continued to swell. After lagging in the first quarter, small and mid capitalization stocks began to catch with the large capitalization stocks during the second quarter. NASDAQ trading volume surged toward the end of the period, lending greater relative strength to the small caps. Fundamentally, small caps remained more attractive than the large caps as evidenced by the relatively high price/earnings ratios of the S&P 500 and Dow Industrials. Investor optimism became even more bullish during the second quarter due to the excellent economic environment. The U.S. economy has cooled off dramatically from its torrid pace in the first quarter (5.9% annual GNP growth) and deflation may now be at hand. During the last five months, wholesale prices have fallen dramatically, their largest decrease in 45 years. Retail sales have fallen for three consecutive months lending further support to the widespread opinion that the Federal Reserve Board will not raise interest rates in the near future.

THE FUND

    (Bullet) From 1/01/97 to 6/30/97 the total returns of the Fund's Class A, B,
             C and T shares were 8.09%, 7.73%, 7.69%, and 7.84% respectively; compared to 15.44% for the Lipper Growth Fund Index.

    (Bullet) The top performing stocks in the Fund for this period included:
             Manugistics, Mail-Well Inc., Telecomunicoes Brasil., Bristol Myers and Southdown Inc. Amongst the underperformers were: First Plus Financial, Zoltek, Russell Corp., Eagle USA Airfreight and Wellsford Residential.

CURRENT STRATEGY

    (Bullet) We see a more selective stock market environment developing over the upcoming months characterized by decelerating earnings momentum, particularly among the more vulnerable large capitalization stocks. The slower pace of economic growth combined with eroding profit margin expansion may manifest itself when second quarter earnings are announced in July. Most small cap companies will continue to perform well during the second quarter earnings announcements, since they have predominately low to moderate price earnings ratios. The Special Fund currently has an allocation that is 52% small cap, 23% mid cap, and a 25% large cap. The Fund's portfolio was recently adjusted to give greater emphasis to small capitalization stocks. Our screens have been emphasizing more earnings surprises since Wall Street continues to be obsessed with upward analysts' earnings revisions and stocks with consistent earnings growth. We believe that we can still outperform the market in a narrow stock picking environment, since we remain focused on stocks with superior fundamentals relative to the S&P 500.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 6/30/97)      TOTAL NET ASSETS $314,041,788
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                               % FUND
           Camco International,
    1      Inc.                     3.0%
           Manugistics Groups,
    2      Inc.                     2.3%
           Costco Cos., Inc.
    3                               2.1%
           Southdown, Inc.
    4                               2.0%
           Telecommunicacoes
    5      Brasileiras SA           2.0%
           Mail-Well, Inc.
    6                               1.9%
           Bristol-Myers Squibb
    7      Co.                      1.8%
           Tubos de Acero de
    8      Mexico SA                1.8%
           Bowne & Co., Inc.
    9                               1.7%
           Owens-Illinois, Inc.
   10                               1.7%
                                   ------
                                   20.3%
                                   ------
                                   ------

TOP 5 INDUSTRIES
(by percentage of net asset)

Oil & Gas        ------------------
Exploration      3.0%

Computer         -------------
Software         2.3%

                 ------------
Retail           2.1%

                 ------------
Telecommunications 2.0%

Building         -----------
Materials        1.9%

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
-----------------------------------------

             Inception   5 years   1 year
-----------------------------------------
Class A        16.21%        n/a    2.81%
-----------------------------------------
Class B        16.98%        n/a    2.11%
-----------------------------------------
Class C        18.18%        n/a    6.12%
-----------------------------------------
Class T        10.39%     14.81%    3.32%
-----------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)
-----------------------------------------
             Inception   5 years   1 year
-----------------------------------------
Class A        43.31%        n/a    7.92%
-----------------------------------------
Class B        41.35%        n/a    7.11%
-----------------------------------------
Class C        41.30%        n/a    7.12%
-----------------------------------------
Class T       209.04%     99.51%    7.32%
-----------------------------------------

    NORTHSTAR SPECIAL FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                                     Shares                      Value
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.70%
ADVERTISING/MARKETING -- 1.52%
Valassis Communications, Inc. @                                             198,600               $  4,766,400
                                                                                                  ------------
AEROSPACE & DEFENSE -- 1.30%
Coltec Industries, Inc. @                                                   209,000                  4,075,500
                                                                                                  ------------
AIR FREIGHT/COURIERS -- 0.92%
Expeditors International of Washington, Inc.                                102,100                  2,897,088
                                                                                                  ------------
APPAREL/FABRIC -- 2.71%
Jones Apparel Group, Inc. @                                                 105,200                  5,023,300
Wolverine World Wide, Inc.                                                  114,300                  3,471,862
                                                                                                  ------------
                                                                                                     8,495,162
                                                                                                  ------------
AUTOMOTIVE -- 1.00%
PACCAR, Inc.                                                                 67,900                  3,153,106
                                                                                                  ------------
BANKS -- 9.74%
BankAmerica Corp.                                                            79,000                  5,100,437
Commerce Bancshares, Inc.                                                    96,165                  4,351,466
First of America Bank Corp.                                                 100,500                  4,597,875
Northern Trust Corp.                                                         49,400                  2,389,725
ONBANCorp, Inc.                                                              89,000                  4,539,000
Riggs National Corp.                                                        231,300                  4,770,563
Zions Bancorp.                                                              128,800                  4,846,100
                                                                                                  ------------
                                                                                                    30,595,166
                                                                                                  ------------
BIOTECHNOLOGY -- 0.88%
Bio-Technology General Corp. @                                              204,400                  2,759,400
                                                                                                  ------------
BUILDING MATERIALS -- 1.94%
Southdown, Inc.                                                             139,700                  6,094,413
                                                                                                  ------------
CHEMICALS -- 1.41%
Rhone-Poulenc SA **                                                         106,500                  4,433,063
                                                                                                  ------------
COMPUTER HARDWARE -- 0.82%
Quantum Corp. @                                                             127,000                  2,579,688
                                                                                                  ------------
COMPUTER SERVICES -- 1.60%
Keane, Inc. @                                                                96,900                  5,038,800
                                                                                                  ------------
COMPUTER SOFTWARE -- 5.18%
BMC Software, Inc. @                                                         61,300                  3,394,487
Manugistics Group, Inc. @                                                   164,600                  7,324,700
Microsoft Corp. @                                                            41,000                  5,181,375
Nhancement Technologies Inc. @                                              100,000                    350,000
Sanctuary Woods Multimedia @                                                  3,500                      6,563
                                                                                                  ------------
                                                                                                    16,257,125
                                                                                                  ------------
CONSUMER PRODUCTS -- 0.78%
The Scotts Co. @                                                             84,700                  2,456,300
                                                                                                  ------------
CONTAINERS AND PACKAGING -- 1.72%
Owens-Illinois, Inc. @                                                      174,100                  5,397,100
                                                                                                  ------------
ELECTRICAL EQUIPMENT -- 1.17%
Hubbell, Inc.                                                                83,400                  3,669,600
                                                                                                  ------------
ENVIRONMENTAL CONTROL -- 0.73%
Barringer Technologies, Inc. @                                              152,500                  2,287,500
                                                                                                  ------------

    NORTHSTAR SPECIAL FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997
                                                 (Northstar logo appears here)

Security                                                                     Shares                      Value
--------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.21%
Student Loan Marketing Association                                           30,000               $  3,810,000
                                                                                                  ------------
FOOD -- 4.36%
Campbell Soup Co.                                                            91,200                  4,560,000
Dean Foods Co.                                                              102,100                  4,122,287
Suiza Foods Corp. @                                                         122,300                  5,014,300
                                                                                                  ------------
                                                                                                    13,696,587
                                                                                                  ------------
GAS & PIPELINE UTILITIES -- 2.57%
Columbia Gas System, Inc.                                                    47,000                  3,066,750
Duke Power Corp.                                                            104,440                  5,006,592
                                                                                                  ------------
                                                                                                     8,073,342
                                                                                                  ------------
HOME FURNISHINGS -- 1.51%
O'Sullivan Industries Holdings, Inc. @                                      285,700                  4,731,906
                                                                                                  ------------
HOUSEHOLD APPLIANCES & HOME FURNISHINGS -- 1.01%
Interface, Inc.                                                             143,200                  3,168,300
                                                                                                  ------------
HOUSEHOLD PRODUCTS -- 1.45%
Clorox Co.                                                                   34,600                  4,567,200
                                                                                                  ------------
INDUSTRIAL MANUFACTURING -- 1.57%
Tyco International Ltd.                                                      70,700                  4,918,069
                                                                                                  ------------
INSURANCE -- 3.77%
Allstate Corp.                                                               64,000                  4,672,000
Conseco, Inc.                                                                72,700                  2,689,900
Progressive Corp.                                                            51,600                  4,489,200
                                                                                                  ------------
                                                                                                    11,851,100
                                                                                                  ------------
MANUFACTURING -- 1.35%
Samsonite Corp. @                                                            96,400                  4,253,650
                                                                                                  ------------
METALS & MINING -- 0.88%
Zeigler Coal Holding Co.                                                    118,900                  2,779,288
                                                                                                  ------------
OFFICE EQUIPMENT/SUPPLIES -- 1.39%
Herman Miller, Inc.                                                         121,600                  4,377,600
                                                                                                  ------------
OIL -- 1.35%
British Petroleum Co. PLC **                                                 56,418                  4,224,298
                                                                                                  ------------
OIL & GAS -- 0.98%
Snyder Oil Corp.                                                            167,300                  3,074,138
                                                                                                  ------------
OIL & GAS DRILLING -- 1.38%
Global Marine, Inc. @                                                        84,100                  1,955,325
Marine Drilling Cos., Inc. @                                                120,400                  2,362,850
                                                                                                  ------------
                                                                                                     4,318,175
                                                                                                  ------------
OIL & GAS EXPLORATION -- 4.45%
Camco International, Inc.                                                   170,870                  9,355,132
Smith International, Inc. @                                                  76,100                  4,623,075
                                                                                                  ------------
                                                                                                    13,978,207
                                                                                                  ------------
PHARMACEUTICAL -- 1.81%
Bristol-Myers Squibb Co.                                                     70,000                  5,670,000
                                                                                                  ------------
PUBLISHING -- 1.50%
Houghton Mifflin Co.                                                         70,400                  4,699,200
                                                                                                  ------------

    NORTHSTAR SPECIAL FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997

Security                                                                     Shares                      Value
--------------------------------------------------------------------------------------------------------------
PRINTING -- 3.59%
Bowne & Co., Inc.                                                           154,900               $  5,402,137
Mail-Well, Inc. @                                                           205,500                  5,856,750
                                                                                                  ------------
                                                                                                    11,258,887
                                                                                                  ------------
REAL ESTATE INVESTMENT TRUST -- 6.16%
BRE Properties, Inc.                                                        111,200                  2,793,900
Cali Realty Corp.                                                           129,300                  4,396,200
Equity Residential Properties Trust                                          86,812                  4,123,570
First Industrial Realty Trust, Inc.                                         132,400                  3,872,700
General Growth Properties, Inc.                                             112,600                  3,772,100
Wellsford Real Properties, Inc.                                              34,725                    381,975
                                                                                                  ------------
                                                                                                    19,340,445
                                                                                                  ------------
RESTAURANTS -- 1.01%
Stein Mart, Inc. @                                                          106,000                  3,180,000
                                                                                                  ------------
RETAIL -- 4.51%
Burlington Coat Factory Warehouse Corp. @                                   150,000                  2,925,000
Costco Cos., Inc. @                                                         204,000                  6,706,500
Funco, Inc. @                                                               245,300                  4,538,050
                                                                                                  ------------
                                                                                                    14,169,550
                                                                                                  ------------
RETAIL -- DISCOUNT -- 2.83%
Family Dollar Stores, Inc.                                                  176,000                  4,796,000
Mac Frugals Bargains Close-Outs, Inc. @                                     150,100                  4,090,225
                                                                                                  ------------
                                                                                                     8,886,225
                                                                                                  ------------
RETAIL & WHOLESALE -- 0.96%
ShopKo Stores, Inc.                                                         118,500                  3,021,750
                                                                                                  ------------
SAVINGS & LOAN -- 2.30%
First Financial Corp.                                                       107,300                  3,151,937
RCSB Financial, Inc.                                                         85,200                  4,078,950
                                                                                                  ------------
                                                                                                     7,230,887
                                                                                                  ------------
SEMICONDUCTOR -- 3.02%
Dallas Semiconductor Corp.                                                  111,900                  4,392,075
Intel Corp.                                                                  35,800                  5,076,887
                                                                                                  ------------
                                                                                                     9,468,962
                                                                                                  ------------
STEEL -- 1.76%
Tubos de Acero de Mexico SA @ **                                            300,000                  5,531,250
                                                                                                  ------------
TELECOMMUNICATIONS -- 2.84%
Compania de Telecomunicaciones de Chile SA **                                83,600                  2,758,800
Telecomunicacoes Brasileiras SA **                                           40,600                  6,161,050
                                                                                                  ------------
                                                                                                     8,919,850
                                                                                                  ------------
TRANSPORTATION -- 1.31%
Swift Transportation Co., Inc. @                                            139,800                  4,124,100
                                                                                                  ------------
WATER COMPANIES -- 0.45%
United Water Resources, Inc.                                                 72,500                  1,404,688
                                                                                                  ------------
TOTAL COMMON STOCKS
(cost $251,426,030)                                                                                303,683,065
                                                                                                  ------------
TOTAL INVESTMENT SECURITIES -- 96.70%
(cost $251,426,030)                                                                                303,683,065
                                                                                                  ------------

    NORTHSTAR SPECIAL FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    JUNE 30, 1997
                                              (Northstar logo appears here)

                                                                          Principal
Security                                                                     Amount                      Value
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.41%
Agreement with State Street Bank and Trust bearing interest at
5.65% dated 6/30/97, to be repurchased 7/01/97 in the amount of
$20,127,158 and collateralized by $20,125,000 U.S. Treasury
Notes, 6.00% due 8/31/97, value $20,527,500
(cost $20,124,000)                                                   $   20,124,000                $ 20,124,000

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.11%)                                                     (9,765,277)
                                                                                                   ------------
NET ASSETS -- 100.00%                                                                              $314,041,788
                                                                                                   ------------
                                                                                                   ------------

@ Non-income producing security.
 ** American Depository Receipts.

See accompanying notes to financial statements.

    NORTHSTAR FUNDS
    STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
    JUNE 30, 1997

                                               Northstar                                    Northstar
                                              Government     Northstar      Northstar   Balance Sheet
                                              Securities     Strategic     High Yield   Opportunities      Northstar      Northstar
                                                    Fund   Income Fund           Fund            Fund    Growth Fund   Special Fund
                                            ---------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value (cost
  $116,003,221, $66,679,831, $217,359,472,
  $50,980,509, $138,798,513 and
  $251,426,030, respectively)               $117,909,616   $69,450,320   $228,966,387    $ 55,774,385   $176,448,293   $303,683,065
Repurchase agreements                          1,859,000     3,365,000     11,864,000       6,477,000     14,635,000     20,124,000
Cash                                                 730           335             67          17,879            953            725
Dividends and interest receivable                700,818     1,135,803      3,798,958         500,444        218,644        374,748
Receivable for shares of beneficial
  interest sold                                  205,633         9,408      1,203,017           9,307         44,700      1,258,615
Prepaid expenses                                  12,159        51,756         16,275          10,887         13,498         18,908
Receivable for investments sold                        0       818,750      4,281,736         393,286              0      1,596,596
                                            ---------------------------------------------------------------------------------------
      Total Assets                           120,687,956    74,831,372    250,130,440      63,183,188    191,361,088    327,056,657
                                            ---------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest
  reacquired                                     123,973        23,778        285,062          70,077         59,441      1,819,731
Distribution fee payable                          64,499        51,190        157,665          37,914         72,839        206,178
Investment advisory fee payable                   49,409        38,960         89,874          32,337        112,161        189,869
Accrued expenses                                  30,937        31,078         81,823          15,207         46,547        152,357
Payable for investments purchased                      0     1,988,460      4,970,125       2,716,595      6,738,023     10,646,734
Other payables                                         0         3,275            951               0          2,623              0
                                            ---------------------------------------------------------------------------------------
      Total Liabilities                          268,818     2,136,741      5,585,500       2,872,130      7,031,634     13,014,869
                                            ---------------------------------------------------------------------------------------
NET ASSETS                                  $120,419,138   $72,694,631   $244,544,940    $ 60,311,058   $184,329,454   $314,041,788
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
NET ASSETS WERE COMPOSED OF:
Capital paid in for shares of beneficial
  interest, $0.01 par value outstanding
  (unlimited shares authorized)             $144,080,364   $73,203,566   $240,336,925    $ 51,838,607   $144,736,808   $274,349,999
Undistributed (overdistributed) net
  investment income                               43,253       529,078       (462,597)         72,664       (128,071)      (535,120)
Accumulated net realized gain (loss) on
  investments, foreign currency, options,
  and futures                                (25,610,874)   (3,807,312)    (6,936,303)      3,605,911      2,070,934    (12,030,126)
Net unrealized appreciation of investments
  and foreign currency                         1,906,395     2,769,299     11,606,915       4,793,876     37,649,783     52,257,035
                                            ---------------------------------------------------------------------------------------
      Net Assets                            $120,419,138   $72,694,631   $244,544,940    $ 60,311,058   $184,329,454   $314,041,788
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
CLASS A:
Net Assets                                  $ 12,246,763   $13,435,252   $ 14,240,493    $  1,127,347   $ 39,326,983   $ 80,038,876
                                            ---------------------------------------------------------------------------------------
Shares outstanding                             1,314,809     1,066,911      1,577,635          88,386      1,922,790      2,995,743
                                            ---------------------------------------------------------------------------------------
Net asset value and redemption value per
  share
  (net assets / shares outstanding)         $       9.31   $     12.59   $       9.03    $      12.75   $      20.45   $      26.72
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
Maximum offering price per share (net
  asset value plus sales charge of 4.75%
  of offering price)                        $       9.77   $     13.22   $       9.48    $      13.39   $      21.47   $      28.05
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
CLASS B:
Net Assets                                  $ 10,413,479   $31,340,043   $ 96,280,382    $  4,272,396   $  6,427,671   $152,748,115
                                            ---------------------------------------------------------------------------------------
Shares outstanding                             1,117,279     2,490,202     10,657,558         336,211        318,219      5,797,320
                                            ---------------------------------------------------------------------------------------
Net asset value and offering price per
  share                                     $       9.32   $     12.59   $       9.03    $      12.71   $      20.20   $      26.35
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
CLASS C:
Net Assets                                  $  1,277,011   $ 4,388,211   $ 17,107,249    $    667,764   $    676,221   $ 46,717,075
                                            ---------------------------------------------------------------------------------------
Shares outstanding                               137,160       349,130      1,894,144          52,520         33,496      1,773,502
                                            ---------------------------------------------------------------------------------------
Net asset value and offering price per
  share                                     $       9.31   $     12.57   $       9.03    $      12.71   $      20.19   $      26.34
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
CLASS T:
Net Assets                                  $ 96,481,885   $23,531,125   $116,916,816    $ 54,243,551   $ 74,437,975   $ 34,537,722
                                            ---------------------------------------------------------------------------------------
Shares outstanding                            10,356,329     1,868,970     12,950,054       4,247,580      3,670,862      1,308,365
                                            ---------------------------------------------------------------------------------------
Net asset value and offering price per
  share                                     $       9.32   $     12.59   $       9.03    $      12.77   $      20.28   $      26.40
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
CLASS I:
Net Assets                                                                                              $ 63,460,604
                                                                                                        ------------
Shares outstanding                                                                                         3,098,543
                                                                                                        ------------
                                                                                                        ------------
Net asset value and offering price per
  share                                                                                                 $      20.48
                                                                                                        ------------
                                                                                                        ------------

Redemption price per share varies with the length of time Class B, C, and T shares are held.
See accompanying notes to financial statements.

    NORTHSTAR FUNDS
    STATEMENT OF OPERATIONS (UNAUDITED)
    FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                               (Northstar logo appears here)

                                                 Northstar    Northstar                     Northstar
                                                Government    Strategic     Northstar   Balance Sheet                   Northstar
                                                Securities       Income    High Yield   Opportunities     Northstar       Special
                                                      Fund         Fund          Fund            Fund   Growth Fund          Fund
                                              -----------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding tax of $0, $0,
  0, $209, $5,280, and $29,089,
  respectively)                               $          0   $  105,366   $   267,940    $   318,792    $   832,708   $ 1,888,370
Interest (net of withholding tax of $0,
  $5,743, $0, $0, $0, and $0 respectively)       4,847,145    3,392,654    10,633,097      1,399,196        346,513       292,633
                                              -----------------------------------------------------------------------------------
Total investment income                          4,847,145    3,498,020    10,901,037      1,717,988      1,179,221     2,181,003
                                              -----------------------------------------------------------------------------------
EXPENSES:
Investment advisory and management fees            410,319      238,831       527,309        198,541        624,993     1,062,572
Distribution fees
Class A                                             19,357       20,745        20,041          1,585         90,883       106,367
Class B                                             48,417      152,957       430,132         19,864         26,352       687,309
Class C                                              5,885       21,206        76,837          2,841          2,573       205,029
Class T                                            333,084      117,914       388,717        208,095        337,621       161,373
Transfer agent fees and expenses
Class A                                             12,257       13,733        11,765          1,051         28,800        68,570
Class B                                              9,307       28,055        74,783          3,530          4,910       144,753
Class C                                                902        3,838        14,219            451            548        52,948
Class T                                             43,204       11,855        52,592         24,905         32,041        16,274
Class I                                                  0            0             0              0          7,066             0
Accounting and custodian fees                       32,798       29,467        46,527         26,913         40,534        54,377
Registration fees                                   29,392       29,808        43,089         29,348         34,864        46,187
Audit fees                                          12,036       12,367        14,817         10,782         13,837        14,226
Printing and postage expenses                       11,510       17,391        27,442          7,282         24,359        37,627
Administration service fees                          9,285        5,597        18,661          4,645         13,977        23,669
Directors                                            5,746        4,829         9,739          5,045          7,029        10,033
Legal fees                                           3,077        1,266         4,950          1,054          5,841         5,936
Insurance                                            2,931        1,657         4,611          1,479          2,589         3,212
Organization                                             0       10,860             0              0              0             0
Miscellaneous expenses                              10,656        5,497        15,860          6,137          8,475        15,661
                                              -----------------------------------------------------------------------------------
                                                 1,000,163      727,873     1,782,091        553,548      1,307,292     2,716,123
Less expenses reimbursed/waived by
  management company                               147,549       21,320             0         20,690              0             0
                                              -----------------------------------------------------------------------------------
      Total expenses                               852,614      706,553     1,782,091        532,858      1,307,292     2,716,123
                                              -----------------------------------------------------------------------------------
Net investment income(loss)                      3,994,531    2,791,467     9,118,946      1,185,130       (128,071)     (535,120)
                                              -----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on investments         (4,490,378)    (666,117)    2,631,159      2,082,290      1,209,363    (6,087,315)
Net realized loss on foreign currency                    0            0             0              0           (251)            0
Net change in unrealized appreciation
  (depreciation) of investments                  2,229,625      (18,840)       27,519      2,651,840     20,792,383    29,254,694
Net change in unrealized appreciation of
  foreign currency                                       0        1,318             0              0              3             0
                                              -----------------------------------------------------------------------------------
      Net realized and unrealized gain
        (loss) on investments                   (2,260,753)    (683,639)    2,658,678      4,734,130     22,001,498    23,167,379
                                              -----------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  $  1,733,778   $2,107,828   $11,777,624    $ 5,919,260    $21,873,427   $22,632,259
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------

See accompanying notes to financial statements.

    NORTHSTAR FUNDS
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED JUNE 30, 1997 AND YEAR ENDED DECEMBER 31, 1996

                                                 Northstar                     Northstar                     Northstar
                                                Government                     Strategic                    High Yield
                                              Securities Fund                 Income Fund                      Fund
                                        ---------------------------   ---------------------------   ---------------------------
                                             1997(1)           1996        1997(1)           1996        1997(1)           1996
                                        ---------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                   $  3,994,531   $  9,085,300   $  2,791,467   $  5,829,223   $  9,118,946   $ 17,278,818
Net realized gain (loss) on
  investments                             (4,490,378)       932,343       (666,117)      (250,042)     2,631,159       (831,501)
Net realized gain on foreign currency              0              0              0        297,066              0         18,211
Net change in unrealized appreciation
  (depreciation) of investments            2,229,625     (9,831,154)       (18,840)     2,773,999         27,519     11,649,652
Net change in unrealized appreciation
  (depreciation) of foreign currency               0              0          1,318         (1,117)             0              0
                                        ---------------------------------------------------------------------------------------
  Increase in net assets resulting
    from operations                        1,733,778        186,489      2,107,828      8,649,129     11,777,624     28,115,180
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A                                 (422,415)      (727,805)      (504,062)    (1,854,931)      (577,713)      (941,693)
    Class B                                 (291,973)      (357,791)    (1,066,125)    (2,062,659)    (3,434,141)    (4,644,718)
    Class C                                  (35,752)       (50,912)      (148,657)      (242,856)      (613,855)      (796,850)
    Class T                               (3,287,505)    (7,862,425)      (865,426)    (2,172,688)    (4,955,834)   (10,913,768)
  Tax return of capital                            0              0              0              0              0     (1,706,413)
                                        ---------------------------------------------------------------------------------------
Total distributions                       (4,037,645)    (8,998,933)    (2,584,270)    (6,333,134)    (9,581,543)   (19,003,442)
                                        ---------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares         2,793,490     19,576,499      8,070,487     21,030,229     30,862,914     73,147,596
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends                              2,681,309      6,013,372      1,172,358      2,480,616      3,953,895      8,526,557
                                        ---------------------------------------------------------------------------------------
                                           5,474,799     25,589,871      9,242,845     23,510,845     34,816,809     81,674,153
  Cost of shares redeemed                (19,344,300)   (37,168,170)   (15,669,964)   (22,562,072)   (23,519,669)   (39,383,908)
                                        ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  derived from capital share
  transactions                           (13,869,501)   (11,578,299)    (6,427,119)       948,773     11,297,140     42,290,245
                                        ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets    (16,173,368)   (20,390,743)    (6,903,561)     3,264,768     13,493,221     51,401,983
NET ASSETS:
Beginning of period                      136,592,506    156,983,249     79,598,192     76,333,424    231,051,719    179,649,736
                                        ---------------------------------------------------------------------------------------
End of period                           $120,419,138   $136,592,506   $ 72,694,631   $ 79,598,192   $244,544,940   $231,051,719
                                        ---------------------------------------------------------------------------------------
                                        ---------------------------------------------------------------------------------------
Undistributed (overdistributed) net
  investment income:                    $     43,253   $     86,367   $    529,078   $    321,881   $   (462,597)  $          0
                                        ---------------------------------------------------------------------------------------
                                        ---------------------------------------------------------------------------------------

(1) Unaudited

See accompanying notes to financial statements.

    NORTHSTAR FUNDS
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED JUNE 30, 1997 AND YEAR ENDED DECEMBER 31, 1996
                                                                (North star logo
                                                                  appears here)

                                                   Northstar
                                                 Balance Sheet
                                                 Opportunities                 Northstar                     Northstar
                                                     Fund                     Growth Fund                  Special Fund
                                           -------------------------   --------------------------   ---------------------------
                                               1997(1)          1996        1997(1)          1996        1997(1)           1996
                                           ------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)               $ 1,185,130   $ 2,838,573   $   (128,071)  $  (236,460)  $   (535,120)  $ (1,247,177)
Net realized gain (loss) on investments      2,082,290     8,721,311      1,209,363     4,346,067     (6,087,315)    (5,942,811)
Net realized gain (loss) on foreign
  currency                                           0             0           (251)          (52)             0          1,712
Net change in unrealized appreciation
  (depreciation) of investments              2,651,840    (4,632,099)    20,792,383     9,888,907     29,254,694     15,617,585
Net change in unrealized appreciation of
  foreign currency                                   0             0              3             0              0              0
                                           ------------------------------------------------------------------------------------
  Increase in net assets resulting from
    operations                               5,919,260     6,927,785     21,873,427    13,998,462     22,632,259      8,429,309
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A                                    (21,752)      (46,606)             0             0              0              0
    Class B                                    (72,209)     (125,106)             0             0              0              0
    Class C                                    (11,208)      (12,103)             0             0              0              0
    Class T                                 (1,011,557)   (2,650,498)             0             0              0              0
Net realized gain from investments                   0    (7,268,332)             0    (3,484,245)             0              0
                                           ------------------------------------------------------------------------------------
Total distributions                         (1,116,726)  (10,102,645)             0    (3,484,245)             0              0
                                           ------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares             881,020     3,914,850    146,807,811     8,022,620     66,884,712    263,413,495
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends                                  915,134     8,513,000              0     3,217,412              0              0
                                           ------------------------------------------------------------------------------------
                                             1,796,154    12,427,850    146,807,811    11,240,032     66,884,712    263,413,495
  Cost of shares redeemed                  (11,014,616)  (19,784,271)   (64,316,271)  (21,542,815)   (41,006,647)   (43,756,330)
                                           ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  derived from capital share transactions   (9,218,462)   (7,356,421)    82,491,540   (10,302,783)    25,878,065    219,657,165
                                           ------------------------------------------------------------------------------------
Net increase (decrease) in net assets       (4,415,928)  (10,531,281)   104,364,967       211,434     48,510,324    228,086,474
NET ASSETS:
Beginning of period                         64,726,986    75,258,267     79,964,487    79,753,053    265,531,464     37,444,990
                                           ------------------------------------------------------------------------------------
End of period                              $60,311,058   $64,726,986   $184,329,454   $79,964,487   $314,041,788   $265,531,464
                                           ------------------------------------------------------------------------------------
                                           ------------------------------------------------------------------------------------
Undistributed (overdistributed) net
  investment income:                       $    72,665   $     4,260   $   (128,071)  $         0   $   (535,120)  $          0
                                           ------------------------------------------------------------------------------------
                                           ------------------------------------------------------------------------------------

(1) Unaudited

See accompanying notes to financial statements.

    NORTHSTAR FUNDS
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                             Net realized                    Dividends
                Net Asset                    & unrealized                     declared      Distributions
                 Value,          Net         gain (loss)      Total from      from net      declared from
  Period        beginning     investment          on          investment     investment     net realized      Distributions
   ended        of period       income       investments      operations       income           gains         from Capital
---------------------------------------------------------------------------------------------------------------------------


                                                                                              Government Securities Fund,
                                                                                                        Class A
                                                                                            -------------------------------
6/30/97 (2 )     $  9.48        $ 0.31          ($0.17)         $ 0.14         ($0.31)              --                --
12/31/96           10.07          0.63           (0.60)           0.03          (0.62)              --                --
6/05/95-
12/31/95            9.51          0.34            0.59            0.93          (0.37)              --                --
                                                                                              Government Securities Fund,
                                                                                                        Class B
                                                                                            -------------------------------
6/30/97 (2 )        9.48          0.27           (0.15)           0.12          (0.28)              --                --
12/31/96           10.07          0.57           (0.60)          (0.03)         (0.56)              --                --
6/05/95-
12/31/95            9.51          0.30            0.59            0.89          (0.33)              --                --
                                                                                              Government Securities Fund,
                                                                                                        Class C
                                                                                            -------------------------------
6/30/97 (2 )        9.47          0.27           (0.15)           0.12          (0.28)              --                --
12/31/96           10.07          0.58           (0.62)          (0.04)         (0.56)              --                --
6/05/95-
12/31/95            9.51          0.30            0.59            0.89          (0.33)              --                --
                                                                                              Government Securities Fund,
                                                                                                        Class T
                                                                                            -------------------------------
6/30/97 (2 )        9.48          0.30           (0.16)           0.14          (0.30)              --                --
12/31/96           10.07          0.60           (0.59)           0.01          (0.60)              --                --
12/31/95            8.74          0.58            1.35            1.93          (0.60)              --                --
12/31/94           10.32          0.56           (1.56)          (1.00)         (0.57)              --             (0.01)
12/31/93            9.22          0.59            1.09            1.68          (0.58)              --                --
12/31/92            8.99          0.61            0.23            0.84          (0.61)              --                --
12/31/91            8.47          0.67            0.52            1.19          (0.67)              --                --
12/31/90            8.47          0.68              --            0.68          (0.68)              --                --
                                                                                                                Strategic
                                                                                                              Income Fund,
                                                                                                                 Class A
                                                                                                              -------------
6/30/97 (2 )       12.67          0.54           (0.15)           0.39          (0.47)              --                --
12/31/96           12.40          0.93            0.35            1.28          (1.01)              --                --
6/05/95-
12/31/95           12.24          0.63            0.13            0.76          (0.60)              --                --
                                                                                                                Strategic
                                                                                                              Income Fund,
                                                                                                                 Class B
                                                                                                              -------------
6/30/97 (2 )       12.67          0.51           (0.16)           0.35          (0.43)              --                --
12/31/96           12.39          0.85            0.36            1.21          (0.93)              --                --
6/05/95-
12/31/95           12.24          0.55            0.15            0.70          (0.55)              --                --
                                                                                                                Strategic
                                                                                                              Income Fund,
                                                                                                                 Class C
                                                                                                              -------------
6/30/97 (2 )       12.65          0.51           (0.16)           0.35          (0.43)              --                --
12/31/96           12.38          0.85            0.35            1.20          (0.93)              --                --
6/05/95-
12/31/95           12.24          0.55            0.14            0.69          (0.55)              --                --
                                                                                                                Strategic
                                                                                                              Income Fund,
                                                                                                                 Class T
                                                                                                              -------------
6/30/97 (2 )       12.67          0.56           (0.20)           0.36          (0.44)              --                --
12/31/96           12.39          0.88            0.35            1.23          (0.95)              --                --
12/31/95           11.71          0.98            0.66            1.64          (0.96)              --                --
7/01/94-
12/31/94           12.00          0.51           (0.25)           0.26          (0.49)           (0.05)            (0.01)
                                                                                                               High Yield
                                                                                                              Fund, Class A
                                                                                                              -------------
6/30/97 (2 )        8.94          0.36            0.11            0.47          (0.38)              --                --
12/31/96            8.56          0.76            0.44            1.20          (0.75)              --             (0.07)
12/31/95            8.68          0.48           (0.10)           0.38          (0.50)              --                --
                                                                                                               High Yield
                                                                                                              Fund, Class B
                                                                                                              -------------
6/30/97 (2 )        8.95          0.33            0.10            0.43          (0.35)              --                --
12/31/96            8.57          0.71            0.43            1.14          (0.69)              --             (0.07)
12/31/95            8.68          0.44           (0.09)           0.35          (0.46)              --                --
                                                                                                               High Yield
                                                                                                              Fund, Class C
                                                                                                              -------------
6/30/97 (2 )        8.95          0.33            0.10            0.43          (0.35)              --                --
12/31/96            8.57          0.72            0.42            1.14          (0.69)              --             (0.07)
12/31/95            8.68          0.44           (0.09)           0.35          (0.46)              --                --
                                                                                                               High Yield
                                                                                                              Fund, Class T
                                                                                                              -------------
6/30/97 (2)         8.94          0.35            0.11            0.46          (0.37)              --                --
12/31/96            8.56          0.73            0.45            1.18          (0.73)              --             (0.07)
12/31/95            8.29          0.84            0.26            1.10          (0.83)              --                --
12/31/94            9.31          0.81           (0.99)          (0.18)         (0.83)           (0.01)               --
12/31/93            9.09          0.85            0.80            1.65          (0.83)           (0.60)               --
12/31/92            7.94          0.92            1.19            2.11          (0.94)           (0.02)               --
12/31/91            6.27          1.08            1.67            2.75          (1.08)              --                --
12/31/90            8.55          1.12           (2.30)          (1.18)         (1.10)              --                --

                                                                                                   Ratio of
                               Asset                 Assets,         to            expense        income to
                               Value,                 end of       average      reimbursement      average
  Period         Total         end of     Total       period         net         to average          net         Portfolio
   ended     Distributions     period     Return     (000's)      assets(1)     net assets(1)     assets(1)      turnover
-----------

6/30/97 (2)     ($ 0.31)       $ 9.31       1.54%     $12,247         1.13%          0.20%            6.55%           35%
12/31/96          (0.62)         9.48       0.57       14,185         1.09           0.20             6.85           101
6/05/95-
12/31/95          (0.37)        10.07      10.04        3,235         1.02           0.20             6.01           295

6/30/97 (2)       (0.28)         9.32       1.29       10,413         1.84           0.20             5.82            35
12/31/96          (0.56)         9.48      (0.15)       9,135         1.80           0.20             6.05           101
6/05/95-
12/31/95          (0.33)        10.07       9.61        2,790         1.70           0.20             5.20           295

6/30/97 (2)       (0.28)         9.31       1.31        1,277         1.80           0.20             5.82            35
12/31/96          (0.56)         9.47      (0.21)       1,147         1.80           0.21             6.22           101
6/05/95-
12/31/95          (0.33)        10.07       9.61            8         1.68           0.20             5.28           295

6/30/97 (2)       (0.30)         9.32       1.54       96,482         1.33           0.25             5.85            35
12/31/96          (0.60)         9.48       0.32      112,126         1.30           0.21             6.37           101
12/31/95          (0.60)        10.07      22.90      150,951         1.30           0.20             6.23           295
12/31/94          (0.58)         8.74      (9.82)     152,608         1.29           0.20             6.00           315
12/31/93          (0.58)        10.32      18.48      184,156         1.31           0.20             5.83            81
12/31/92          (0.61)         9.22       9.77      144,144         1.39           0.20             6.81           120
12/31/91          (0.67)         8.99      14.73      121,389         1.44           0.20             7.68            87
12/31/90          (0.68)         8.47       8.57      108,420         1.43           0.20             8.23            17

6/30/97 (2)       (0.47)        12.59       3.22       13,435         1.41           0.06             8.09           115
12/31/96          (1.01)        12.67      10.88       17,293         1.40           0.05             7.55           130
6/05/95-
12/31/95          (0.60)        12.40       6.40       21,790         1.36           0.07             7.03           153

6/30/97 (2)       (0.43)        12.59       2.86       31,340         2.12           0.04             7.42           115
12/31/96          (0.93)        12.67      10.18       30,733         2.10           0.09             6.82           130
6/05/95-
12/31/95          (0.55)        12.39       5.89       22,143         2.06           0.06             6.47           153

6/30/97 (2)       (0.43)        12.57       2.86        4,388         2.12           0.04             7.43           115
12/31/96          (0.93)        12.65      10.11        4,222         2.10           0.11             6.79           130
6/05/95-
12/31/95          (0.55)        12.38       5.81        2,172         2.02           0.06             6.48           153

6/30/97 (2)       (0.44)        12.59       2.94       23,531         1.93           0.09             7.56           115
12/31/96          (0.95)        12.67      10.39       27,350         1.90           0.09             7.07           130
12/31/95          (0.96)        12.39      14.54       30,228         1.90           0.28             6.86           153
7/01/94-
12/31/94          (0.55)        11.71       2.14       25,252         1.90           0.63             7.92           156

6/30/97 (2)       (0.38)         9.03       5.38       14,240         1.08             --             8.22            57
12/31/96          (0.82)         8.94      14.74       13,146         1.11             --             8.60           128
12/31/95          (0.50)         8.56       4.48        7,466         1.02             --             9.83           103

6/30/97 (2)       (0.35)         9.03       4.91       96,280         1.78             --             7.53            57
12/31/96          (0.76)         8.95      13.93       79,199         1.81             --             7.88           128
12/31/95          (0.46)         8.57       4.17       29,063         1.71             --             9.18           103

6/30/97 (2)       (0.35)         9.03       4.90       17,107         1.66             --             6.94            57
12/31/96          (0.76)         8.95      13.94       14,275         1.82             --             7.85           128
12/31/95          (0.46)         8.57       4.17        3,410         1.72             --             9.29           103

6/30/97 (2)       (0.37)         9.03       5.26      116,917         1.34             --             7.95            57
12/31/96          (0.80)         8.94      14.49      124,431         1.31             --             8.43           128
12/31/95          (0.83)         8.56      13.71      139,711         1.33             --             9.69           103
12/31/94          (0.84)         8.29      (2.18)     136,426         1.34             --             9.08            86
12/31/93          (1.43)         9.31      18.89      125,095         1.40             --             8.84           176
12/31/92          (0.96)         9.09      27.57       64,063         1.50           0.05            10.30           122
12/31/91          (1.08)         7.94      46.49       25,651         1.50           0.46            14.84            57
12/31/90          (1.10)         6.27     (14.59)      11,342         1.44           0.81            15.15           156


               Average
             Commissions
  Period         Per
   ended      Share(3)
-----------

6/30/97 (2)         --
12/31/96            --
6/05/95-
12/31/95            --

6/30/97 (2)         --
12/31/96            --
6/05/95-
12/31/95            --

6/30/97 (2)         --
12/31/96            --
6/05/95-
12/31/95            --

6/30/97 (2)         --
12/31/96            --
12/31/95            --
12/31/94            --
12/31/93            --
12/31/92            --
12/31/91            --
12/31/90            --

6/30/97 (2)         --
12/31/96            --
6/05/95-
12/31/95            --

6/30/97 (2)         --
12/31/96            --
6/05/95-
12/31/95            --

6/30/97 (2)         --
12/31/96            --
6/05/95-
12/31/95            --

6/30/97 (2)         --
12/31/96            --
12/31/95            --
7/01/94-
12/31/94            --

6/30/97 (2)         --
12/31/96       $0.0777
12/31/95            --

6/30/97 (2)         --
12/31/96        0.0777
12/31/95            --

6/30/97 (2)         --
12/31/96        0.0777
12/31/95            --

6/30/97 (2)         --
12/31/96        0.0777
12/31/95            --
12/31/94            --
12/31/93            --
12/31/92            --
12/31/91            --
12/31/90            --

(1) Annualized
(2) Unaudited
(3) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

See accompanying notes to financial statements.

    NORTHSTAR FUNDS
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD -- (continued)

                                                 (Northstar logo appears here)

                                             Net realized                    Dividends
                Net Asset                    & unrealized                     declared      Distributions
                 Value,          Net         gain (loss)      Total from      from net      declared from
  Period        beginning     investment          on          investment     investment     net realized      Distributions
   ended        of period       income       investments      operations       income           gains         from Capital
---------------------------------------------------------------------------------------------------------------------------

                                                                                              Balance Sheet Opportunities
                                                                                                     Fund, Class A
                                                                                            -------------------------------
6/30/97 (2)      $ 11.78        $ 0.25          $ 0.97          $ 1.22         ($0.25)              --                --
12/31/96           12.53          0.56            0.74            1.30          (0.57)           (1.48)               --
6/05/95-
12/31/95           12.77          0.43            1.06            1.49          (0.48)           (1.25)               --
                                                                                              Balance Sheet Opportunities
                                                                                                     Fund, Class B
                                                                                            -------------------------------
6/30/97 (2)        11.74          0.21            0.97            1.18          (0.21)              --                --
12/31/96           12.51          0.50            0.71            1.21          (0.50)           (1.48)               --
6/05/95-
12/31/95           12.77          0.35            1.09            1.44          (0.45)           (1.25)               --
                                                                                              Balance Sheet Opportunities
                                                                                                     Fund, Class C
                                                                                            -------------------------------
6/30/97 (2)        11.75          0.21            0.97            1.18          (0.22)              --                --
12/31/96           12.52          0.49            0.70            1.19          (0.48)           (1.48)               --
6/05/95-
12/31/95           12.77          0.38            1.07            1.45          (0.45)           (1.25)               --
                                                                                              Balance Sheet Opportunities
                                                                                                     Fund, Class T
                                                                                            -------------------------------
6/30/97 (2)        11.79          0.25            0.96            1.21          (0.23)              --                --
12/31/96           12.54          0.53            0.73            1.26          (0.53)           (1.48)               --
12/31/95           11.54          0.57            2.27            2.84          (0.59)           (1.25)               --
12/31/94           12.94          0.57           (1.25)          (0.68)         (0.54)           (0.16)            (0.02)
12/31/93           12.05          0.49            1.20            1.69          (0.49)           (0.31)               --
12/31/92           11.66          0.55            0.36            0.91          (0.52)              --                --
12/31/91           10.13          0.57            1.53            2.10          (0.57)              --                --
12/31/90           10.71          0.61           (0.54)           0.07          (0.63)              --             (0.02)
                                                                                                              Growth Fund,
                                                                                                                 Class A
                                                                                                              -------------
6/30/97 (2)        17.92          0.00            2.53            2.53             --               --                --
12/31/96           15.53          0.02            3.18            3.20             --            (0.81)               --
6/05/95-
12/31/95           17.59          0.08            1.95            2.03          (0.10)           (3.99)               --
                                                                                                              Growth Fund,
                                                                                                                 Class B
                                                                                                              -------------
6/30/97 (2)        17.76         (0.07)           2.51            2.44             --               --                --
12/31/96           15.50         (0.06)           3.13            3.07             --            (0.81)               --
6/05/95-
12/31/95           17.59          0.06            1.92            1.98          (0.08)           (3.99)               --
                                                                                                              Growth Fund,
                                                                                                                 Class C
                                                                                                              -------------
6/30/97 (2)        17.76         (0.06)           2.49            2.43             --               --                --
12/31/96           15.50         (0.05)           3.12            3.07             --            (0.81)               --
6/05/95-
12/31/95           17.59          0.04            1.92            1.96          (0.06)           (3.99)               --
                                                                                                              Growth Fund,
                                                                                                                 Class T
                                                                                                              -------------
6/30/97 (2)        17.82         (0.09)           2.55            2.46             --               --                --
12/31/96           15.53         (0.06)           3.16            3.10             --            (0.81)               --
12/31/95           15.75          0.07            3.77            3.84          (0.07)           (3.99)               --
12/31/94           17.33          0.08           (1.41)          (1.33)         (0.08)           (0.15)            (0.02)
12/31/93           16.36          0.02            1.67            1.69          (0.04)           (0.67)            (0.01)
12/31/92           16.37          0.02            1.30            1.32          (0.02)           (1.31)               --
12/31/91           12.49          0.09            4.62            4.71          (0.08)           (0.75)               --
12/31/90           13.85          0.10           (0.83)          (0.73)         (0.10)           (0.51)            (0.02)
                                                                                                              Growth Fund,
                                                                                                                 Class I
                                                                                                              -------------
3/31/97-
6/30/97 (2)        17.90          0.04            2.54            2.58             --               --                --
                                                                                                              Special Fund,
                                                                                                                 Class A
                                                                                                              -------------
6/30/97 (2)        24.72          0.09            1.91            2.00             --               --                --
12/31/96           20.92         (0.04)           3.84            3.80             --               --                --
6/05/95-
12/31/95           19.56         (0.09)           2.48            2.39             --            (1.03)               --
                                                                                                              Special Fund,
                                                                                                                 Class B
                                                                                                              -------------
6/30/97 (2)        24.46         (0.07)           1.96            1.89             --               --                --
12/31/96           20.84         (0.12)           3.74            3.62             --               --                --
6/05/95-
12/31/95           19.56         (0.12)           2.43            2.31             --            (1.03)               --
                                                                                                              Special Fund,
                                                                                                                 Class C
                                                                                                              -------------
6/30/97 (2)        24.46         (0.08)           1.96            1.88             --               --                --
12/31/96           20.84         (0.13)           3.75            3.62             --               --                --
6/05/95-
12/31/95           19.56         (0.15)           2.46            2.31             --            (1.03)               --
                                                                                                              Special Fund,
                                                                                                                 Class T
                                                                                                              -------------
6/30/97 (2)        24.48         (0.18)           2.10            1.92             --               --                --
12/31/96           20.84         (0.21)           3.85            3.64             --               --                --
12/31/95           19.64         (0.34)           2.57            2.23             --            (1.03)               --
12/31/94           20.79         (0.25)          (0.76)          (1.01)            --            (0.14)               --
12/31/93           17.40         (0.32)           3.83            3.51             --            (0.12)               --
12/31/92           15.74         (0.33)           2.61            2.28             --            (0.62)               --
12/31/91           10.64         (0.21)           6.24            6.03             --            (0.93)               --
12/31/90           11.67         (0.20)          (0.83)          (1.03)            --               --                --

                                                                                                   Ratio of
                               Asset                 Assets,         to            expense        income to
                               Value,                 end of       average      reimbursement      average
  Period         Total         end of     Total       period         net         to average          net         Portfolio
   ended     Distributions     period     Return     (000's)      assets(1)     net assets(1)     assets(1)      turnover
-----------

6/30/97 (2)     ($ 0.25)       $12.75      10.46%      $1,127         1.41%          0.04%            4.21%           81%
12/31/96          (2.05)        11.78      10.54        1,100         1.40           0.09             4.30           107
6/05/95-
12/31/95          (1.73)        12.53      11.95          797         1.27             --             4.99           131

6/30/97 (2)       (0.21)        12.71      10.08        4,272         2.10           0.03             3.35            81
12/31/96          (1.98)        11.74       9.76        3,765         2.10           0.07             3.64           107
6/05/95-
12/31/95          (1.70)        12.51      11.56        1,759         1.95             --             4.38           131

6/30/97 (2)       (0.22)        12.71      10.11          668         2.10           0.02             3.59            81
12/31/96          (1.96)        11.75       9.72          372         2.10           0.10             3.61           107
6/05/95-
12/31/95          (1.70)        12.52      11.49          231         1.91             --             4.49           131

6/30/97 (2)       (0.23)        12.77      10.34       54,244         1.72           0.07             3.90            81
12/31/96          (2.01)        11.79      10.18       59,490         1.69           0.06             3.99           107
12/31/95          (1.84)        12.54      25.11       72,472         1.68             --             4.44           131
12/31/94          (0.72)        11.54      (5.33)      73,764         1.69             --             4.36            59
12/31/93          (0.80)        12.94      14.08       80,841         1.77             --             3.99            38
12/31/92          (0.52)        12.05       8.06       56,823         2.02             --             4.73            59
12/31/91          (0.57)        11.66      21.17       49,367         2.06             --             5.21            77
12/31/90          (0.65)        10.13       0.78       44,750         2.10             --             5.73            57

6/30/97 (2)          --         20.45      14.12       39,327         1.32             --             0.16            10
12/31/96          (0.81)        17.92      20.54        4,750         1.50           0.06             0.11            62
6/05/95-
12/31/95          (4.09)        15.53      11.55        1,355         1.42             --             0.63           134

6/30/97 (2)          --         20.20      13.74        6,428         2.12             --            (0.72)           10
12/31/96          (0.81)        17.76      19.74        4,444         2.20           0.04            (0.55)           62
6/05/95-
12/31/95          (4.07)        15.50      11.27        1,987         2.07             --             0.06           134

6/30/97 (2)          --         20.19      13.68          676         2.10             --            (0.73)           10
12/31/96          (0.81)        17.76      19.74          365         2.20           0.15            (0.57)           62
6/05/95-
12/31/95          (4.05)        15.50      11.17           69         2.11             --             0.02           134

6/30/97 (2)          --         20.28      13.80       74,438         1.97             --            (0.57)           10
12/31/96          (0.81)        17.82      19.90       70,406         2.00           0.04            (3.05)           62
12/31/95          (4.06)        15.53      24.40       76,343         2.00             --             0.37           134
12/31/94          (0.25)        15.75      (7.66)      76,391         2.00             --             0.49            54
12/31/93          (0.72)        17.33      10.36       80,759         2.04             --             0.13            42
12/31/92          (1.33)        16.36       8.05       56,759         2.15             --             0.09            47
12/31/91          (0.83)        16.37      38.10       40,884         2.25             --             0.66            64
12/31/90          (0.63)        12.49      (5.24)      24,927         2.33             --             0.80            54

3/31/97-
6/30/97 (2)          --         20.48      14.41       63,461         1.01             --             0.31            86

6/30/97 (2)          --         26.72       8.09       80,039         1.39             --             0.15            85
12/31/96             --         24.72      18.16       65,660         1.46           0.01            (0.30)          140
6/05/95-
12/31/95          (1.03)        20.92      12.20        2,335         1.50             --            (0.91)           71

6/30/97 (2)          --         26.35       7.73      152,748         2.11             --            (0.57)           85
12/31/96             --         24.46      17.37      126,859         2.17           0.01            (1.01)          140
6/05/95-
12/31/95          (1.03)        20.84      11.79        1,491         2.20           0.01            (1.64)           71

6/30/97 (2)          --         26.34       7.69       46,717         2.16             --            (0.62)           85
12/31/96             --         24.46      17.37       37,342         2.20           0.01            (1.03)          140
6/05/95-
12/31/95          (1.03)        20.84      11.79           62         2.20           0.03            (1.60)           71

6/30/97 (2)          --         26.40       7.84       34,538         1.94             --            (0.41)           85
12/31/96             --         24.48      17.47       35,670         2.07           0.04            (0.89)          140
12/31/95          (1.03)        20.84      11.34       33,557         2.16             --            (1.50)           71
12/31/94          (0.14)        19.64      (4.86)      38,848         2.16             --            (1.25)           39
12/31/93          (0.12)        20.79      20.16       28,838         2.34             --            (1.66)           35
12/31/92          (0.62)        17.40      14.54       11,336         2.84             --            (2.12)           40
12/31/91          (0.93)        15.74      57.27        5,480         2.95           0.74            (1.57)           85
12/31/90             --         10.64      (8.83)       3,024         2.95           2.03            (0.97)           72


               Average
             Commissions
  Period         Per
   ended      Share(3)
-----------

6/30/97 (2)    $0.0574
12/31/96        0.0690
6/05/95-
12/31/95            --

6/30/97 (2)     0.0574
12/31/96        0.0690
6/05/95-
12/31/95            --

6/30/97 (2)     0.0574
12/31/96        0.0690
6/05/95-
12/31/95            --

6/30/97 (2)     0.0574
12/31/96        0.0690
12/31/95            --
12/31/94            --
12/31/93            --
12/31/92            --
12/31/91            --
12/31/90            --

6/30/97 (2)     0.0600
12/31/96        0.0593
6/05/95-
12/31/95            --

6/30/97 (2)     0.0600
12/31/96        0.0593
6/05/95-
12/31/95            --

6/30/97 (2)     0.0600
12/31/96        0.0593
6/05/95-
12/31/95            --

6/30/97 (2)     0.0600
12/31/96        0.0593
12/31/95            --
12/31/94            --
12/31/93            --
12/31/92            --
12/31/91            --
12/31/90            --

3/31/97-
6/30/97 (2)     0.0600

6/30/97 (2)     0.0339
12/31/96        0.0392
6/05/95-
12/31/95            --

6/30/97 (2)     0.0339
12/31/96        0.0392
6/05/95-
12/31/95            --

6/30/97 (2)     0.0339
12/31/96        0.0392
6/05/95-
12/31/95            --

6/30/97 (2)     0.0339
12/31/96        0.0392
12/31/95            --
12/31/94            --
12/31/93            --
12/31/92            --
12/31/91            --
12/31/90            --

(1) Annualized
(2) Unaudited
(3) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

See accompanying notes to financial statements.

    THE NORTHSTAR FUNDS
    NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
    (UNAUDITED)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Organization -- Northstar Government Securities Fund, Northstar Strategic Income Fund, Northstar High Yield Fund, Northstar Balance Sheet Opportunities Fund, Northstar Growth Fund and Northstar Special Fund (collectively the "Funds") are organized under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940 as diversified open-end management investment companies. Each is a separate investment company with its own investment objective and specific investment goals set forth below:

    NORTHSTAR GOVERNMENT SECURITIES FUND ("Government Securities Fund") seeks to achieve a high level of current income and to conserve principal by investing in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.
    NORTHSTAR STRATEGIC INCOME FUND ("Strategic Income Fund") seeks to achieve high current income and a net asset value with limited volatility by allocating substantially all of its investments among the following four sectors of the fixed income securities markets: debt obligations of the U.S. Government, its agencies and instrumentalities; high yield-high risk, lower-rated and nonrated U.S. and foreign fixed income securities, and investment grade debt obligations of foreign governments, their agencies and instrumentalities and obligations of supranational entities.
    NORTHSTAR HIGH YIELD FUND ("High Yield Fund") seeks to achieve high current income primarily through investments in long and intermediate-term high yield-high risk, lower-rated and nonrated corporate debt instruments.

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND ("Balance Sheet Opportunities Fund") seeks to realize income and secondarily, capital appreciation through investments in a balance of debt securities, common and preferred stocks, and securities convertible into common stock.

    NORTHSTAR GROWTH FUND ("Growth Fund") seeks to achieve long-term growth of capital by investing principally in common stocks selected for their prospects for capital appreciation.

    NORTHSTAR SPECIAL FUND ("Special Fund") seeks to achieve capital appreciation through investment in a diversified portfolio of equity securities selected for their potential for growth, primarily in small and mid-capitalization companies.

    Security Valuation -- Equity securities are valued at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Trust. The books and records of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into in U.S. dollars based on the prevailing exchange rates on that day. The Adviser uses independent pricing services to price the Funds' securities.

    Security Transactions, Investment Income and Expenses -- Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accrued, and premiums amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative net asset value.

    Distributions to Shareholders -- Dividends from net investment income are declared and paid monthly by the Government Securities, Strategic Income and High Yield Funds, declared and paid quarterly by the Balance Sheet Opportunities Fund and declared and paid annually by the Growth and Special Funds. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

    The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principals.

    Foreign Currency -- The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

    Net realized gain(loss) on foreign currency transactions represent the foreign exchange:

    THE NORTHSTAR FUNDS
    NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
    (UNAUDITED)
                                             (Northstar logo appears here)

    (1) gains and losses from the sale of holdings of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

    Forward Foreign Currency Contracts, Options and Futures -- The Funds may enter into forward foreign currency contracts ("contracts") to purchase or sell currencies at a specified rate at a future date. The Funds may enter into these contracts solely for hedging purposes.

    The Funds write and purchase put and call options on foreign currencies. The premium paid by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds realize a loss in the amount of the cost of the option.

    The amount of potential gain or loss to the Funds upon exercise of a written call option is the value (in U.S. dollars) of the currency sold, less the value of the U.S. dollars received in exchange. The amount of potential gain or loss to the Funds upon exercise of a written put option is the value (in U.S. dollars) of the currency received, less the value of the U.S. dollars paid in exchange.

    Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contract and from unanticipated movement in the value of a foreign currency relative to the U.S. dollar.

    Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

    Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

    Repurchase Agreements -- The Funds' custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
    Federal Income Taxes -- The Funds intend to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no Federal income tax provision or excise tax provision is required.

    Organization Expenses -- Organization expenses have been capitalized by the Funds and amortized on a straight-line basis over a 60 month period from the commencement of operations of each Fund. Costs incurred by the Strategic Income Fund in connection with its organization and its original registration amounted to $105,074.

NOTE 2. INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

    Northstar, Inc. (and its wholly owned operating subsidiaries, Northstar Investment Management Corp., Northstar Distributors, Inc. and Northstar Administrator Corp.) is an 80% owned subsidiary of ReliaStar Financial Corp.

    Northstar Investment Management Corp. (the "Adviser") serves as each Fund's investment adviser. Each Fund pays the Adviser an investment advisory fee calculated at an annual rate of 0.45% of average daily net assets for High Yield Fund, 0.65% of average daily net assets for the Government Securities, Strategic Income and Balance Sheet Opportunities Funds, and 0.75% of average daily net assets for the Growth and Special Funds. The Adviser has agreed to waive 0.20% of its advisory fee for the Government Securities Fund through June 2, 1997 and 0.15% of its fee from June 3, 1997 through December 31, 1997 therefore the rate paid equals 0.45% and 0.50% of average daily net assets, respectively. For the six months ended June 30, 1997, the Adviser waived $121,609 of advisory fees for the Government Securities Fund. For the six months ended June 30, 1997, the Funds paid advisory fees to Northstar Investment Management Corp. of $3,062,565. Navellier Fund Management, Inc.("Navellier"), a registered investment adviser, serves as subadviser to the Special Fund pursuant to a Subadvisory Agreement dated February 1, 1996, between the Adviser and Navellier. For its services, Navellier receives an annual fee equal to 0.48% of the average daily net assets of the Fund. For the six months ended June 30, 1997, Navellier received $680,047 in subadvisory fees from the Adviser.

    THE NORTHSTAR FUNDS
    NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
    (UNAUDITED)

    The Adviser has voluntarily undertaken to limit the expenses through June 2, 1997 of the Government Securities Fund 1.20% (Class A), 1.90% (Class B & C), and 1.30% (Class T); Strategic Income Fund 1.40% (Class A), 2.10% (Class B & C), and 1.90% (Class T); Balance Sheet Opportuities Fund 1.40% (Class A), 2.10% (Class B & C), and 1.69% (Class T); Growth Fund 1.50% (Class A), 2.20% (Class B & C), 2.00% (Class T), and 1.20% (Class I), and Special Fund 1.50% (Class A), 2.20% (Class B & C), and 2.16% (Class T) of each respective class's average net assets. The Adviser will reimburse the Funds for amounts in excess of such limits, up to the total amount of fees received during the period. At June 30, 1997, the Advisor's reimbursements aggregated $25,940, $21,320, and $20,690 for the Government Securities, Strategic Income, and Balance Sheet Opportunities, respectively.

    Northstar Administrators Corp.(the "Administrator"), an affiliate of the Adviser, serves as administrator to the Funds pursuant to an Administrative Services Agreement. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets, and an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of benefical owners of shares. For the six months ended June 30, 1997, the Administrator earned $75,834 in administrative and account servicing fees.

    Northstar Distributors, Inc. (the "Distributor") an affiliate of the Adviser and the Administrator, is the distributor of each Fund's shares. Under separate Plans of Distribution pertaining to Class A, Class B, Class C, Class T and Class I shares, the Funds pay the Distributor monthly service fees at an annual rate of 0.25% of the average daily net assets in the case of Class A, Class B, Class C and Class T shares, and monthly distribution fees at the annual rate of 0.05% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class B and Class C shares for all Funds. Class T shares pay monthly distribution fees at an annual rate of 0.40% of average daily net assets for the Government Securities and High Yield Funds, 0.50% of average daily net assets for the Balance Sheet Opportunities Fund and 0.70% of average daily net assets for the Strategic Income, Growth and Special Funds. Class I does not pay distribution and service fees. At June 30, 1997, the Funds owed the Distributor $590,285 in service and distribution fees.

    The Distributor also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B, Class C, and Class T shares. For the year ended June 30, 1997, the Distributor earned the following amounts in sales charges:

                       CLASS A   CLASS B    CLASS C   CLASS T
                       SHARES     SHARES    SHARES     SHARES
                       -------   --------   -------   --------
Initial Sales Charges  $97,259   $      0   $     0   $      0
Contingent Deferred
  Sales Charges        $19,613   $562,760   $48,875   $194,817

NOTE 3. PURCHASES AND SALES OF INVESTMENT SECURITIES

    The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended June 30, 1997, were as follows:

                       GOVERNMENT    STRATEGIC
                       SECURITIES     INCOME      HIGH YIELD
                          FUND         FUND          FUND
                       -----------  -----------  ------------
Aggregate Purchases    $40,945,615  $80,061,407  $144,929,568
Aggregate Sales        $54,388,586  $87,135,014  $121,046,634

    U.S. Government Securities included above were as follows:

Aggregate Purchases    $40,945,615  $14,390,548  $          0
Aggregate Sales        $54,388,586  $14,455,282  $          0

                     BALANCE SHEET
                     OPPORTUNITIES    GROWTH       SPECIAL
                         FUND          FUND          FUND
                     -------------  -----------  ------------
Aggregate Purchases   $45,908,922   $90,927,122  $249,897,084
Aggregate Sales       $43,685,167   $15,149,610  $232,599,219

    U.S. Government Securities included above were as follows:

Aggregate Purchases   $         0   $   537,250  $          0
Aggregate Sales       $         0   $         0  $  3,899,697

NOTE 4. PORTFOLIO SECURITIES (TAX BASIS)

    The cost of securities for federal income tax purposes and the aggregate appreciation and depreciation of securities at June 30, 1997 were as follows:

                                              GOVERNMENT    STRATEGIC                  BALANCE SHEET
                                              SECURITIES      INCOME      HIGH YIELD   OPPORTUNITIES     GROWTH       SPECIAL
                                                 FUND          FUND          FUND          FUND           FUND          FUND
                                             ------------  ------------  ------------  -------------  ------------  ------------
Cost (tax basis)                             $116,003,221  $ 66,679,831  $217,359,472  $ 50,980,509   $138,798,513  $251,426,030
                                             ------------  ------------  ------------  -------------  ------------  ------------
Appreciated Securities                          2,421,336     2,839,979    11,959,537     6,372,226     40,183,775    55,011,658
Depreciated Securities                            514,939        69,490       352,622     1,578,350      2,533,995     2,754,623
                                             ------------  ------------  ------------  -------------  ------------  ------------
Net Unrealized Appreciation                  $  1,906,395  $  2,770,489  $ 11,606,915  $  4,793,876   $ 37,649,780  $ 52,257,035
                                             ------------  ------------  ------------  -------------  ------------  ------------

    THE NORTHSTAR FUNDS
    NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
    (UNAUDITED)
                                      (Northstar logo appears here)
NOTE 5. CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares of each Fund for the six months ended June 30, 1997, were as follows:

                                                                  GOVERNMENT SECURITIES FUND
                                       --------------------------------------------------------------------------------
                                              CLASS A                CLASS B                 CLASS C          CLASS T
                                       ---------------------  ----------------------  ---------------------  ----------
                                        SHARES     AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT       SHARES
                                       --------  -----------  ---------  -----------  --------  -----------  ----------
Shares sold                              39,193  $   366,612    240,796  $ 2,247,079    17,519  $   162,772       1,800
Reinvested dividends                     36,620      339,115     25,828      239,213       185        1,714     226,940
Shares redeemed                        (258,014)  (2,394,081)  (112,786)  (1,050,206)   (1,619)     (15,042) (1,704,612)
                                       --------  -----------  ---------  -----------  --------  -----------  ----------
Net increase (decrease)                (182,201) ($1,688,354)   153,838  $ 1,436,086    16,085  $   149,444  (1,475,872)
                                       --------  -----------  ---------  -----------  --------  -----------  ----------


                                           AMOUNT
                                        ------------
Shares sold                             $     17,027
Reinvested dividends                       2,101,267
Shares redeemed                          (15,884,971)
                                        ------------
Net increase (decrease)                 ($13,766,677)
                                        ------------

                                                                    STRATEGIC INCOME FUND
                                       --------------------------------------------------------------------------------
                                              CLASS A                CLASS B                 CLASS C          CLASS T
                                       ---------------------  ----------------------  ---------------------  ----------
                                        SHARES     AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT       SHARES
                                       --------  -----------  ---------  -----------  --------  -----------  ----------
Shares sold                             303,860  $ 3,801,572    278,708  $ 3,493,577    53,409  $   670,040       8,283
Reinvested dividends                     27,606      344,039     27,862      347,048     3,357       41,764      35,259
Shares redeemed                        (629,388)  (7,939,718)  (242,297)  (3,015,373)  (41,290)    (510,050)   (333,643)
                                       --------  -----------  ---------  -----------  --------  -----------  ----------
Net increase (decrease)                (297,922) ($3,794,107)    64,273  $   825,252    15,476  $   201,754    (290,101)
                                       --------  -----------  ---------  -----------  --------  -----------  ----------


                                           AMOUNT
                                        ------------
Shares sold                             $    105,298
Reinvested dividends                         439,507
Shares redeemed                           (4,204,823)
                                        ------------
Net increase (decrease)                 ($ 3,660,018)
                                        ------------

                                                                       HIGH YIELD FUND
                                       --------------------------------------------------------------------------------
                                              CLASS A                CLASS B                 CLASS C          CLASS T
                                       ---------------------  ----------------------  ---------------------  ----------
                                        SHARES     AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT       SHARES
                                       --------  -----------  ---------  -----------  --------  -----------  ----------
Shares sold                             350,970  $ 3,150,275  2,312,294  $20,789,290   567,787  $ 5,112,939     201,430
Reinvested dividends                     32,446      290,566    103,902      931,442    12,314      110,334     292,731
Shares redeemed                        (276,011)  (2,467,640)  (609,361)  (5,460,049) (281,733)  (2,519,477) (1,457,562)
                                       --------  -----------  ---------  -----------  --------  -----------  ----------
Net increase (decrease)                 107,405  $   973,201  1,806,835  $16,260,683   298,368  $ 2,703,796    (963,401)
                                       --------  -----------  ---------  -----------  --------  -----------  ----------


                                           AMOUNT
                                        ------------
Shares sold                             $  1,810,410
Reinvested dividends                       2,621,553
Shares redeemed                          (13,072,503)
                                        ------------
Net increase (decrease)                 ($ 8,640,540)
                                        ------------

                                                               BALANCE SHEET OPPORTUNITIES FUND
                                       --------------------------------------------------------------------------------
                                              CLASS A                CLASS B                 CLASS C          CLASS T
                                       ---------------------  ----------------------  ---------------------  ----------
                                        SHARES     AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT       SHARES
                                       --------  -----------  ---------  -----------  --------  -----------  ----------
Shares sold                               6,069  $    74,143     41,927  $   502,598    21,131  $   251,999       4,223
Reinvested dividends                      1,438       17,548      4,462       54,279       877       10,655      68,386
Shares redeemed                         (12,490)    (150,494)   (30,774)    (369,646)   (1,096)     (13,244)   (869,178)
                                       --------  -----------  ---------  -----------  --------  -----------  ----------
Net increase (decrease)                  (4,983) ($   58,803)    15,615  $   187,231    20,912  $   249,410    (796,569)
                                       --------  -----------  ---------  -----------  --------  -----------  ----------


                                           AMOUNT
                                        ------------
Shares sold                             $     52,280
Reinvested dividends                         832,652
Shares redeemed                          (10,481,232)
                                        ------------
Net increase (decrease)                 ($ 9,596,300)
                                        ------------

                                                                      GROWTH FUND
                           -------------------------------------------------------------------------------------------------
                                   CLASS A                 CLASS B            CLASS C              CLASS T          CLASS I
                           ------------------------  -------------------  ----------------  ---------------------  ---------
                             SHARES       AMOUNT     SHARES     AMOUNT    SHARES   AMOUNT    SHARES     AMOUNT      SHARES
                           ----------  ------------  -------  ----------  ------  --------  --------  -----------  ---------
Shares sold                 4,851,638  $ 88,033,971  88,080   $1,656,012  15,900  $297,061    71,841  $ 1,356,838  3,098,543
Shares redeemed            (3,193,863)  (57,280,405) (20,085)   (378,119) (2,934) (55,473 ) (351,748)  (6,602,274)        (0)
                           ----------  ------------  -------  ----------  ------  --------  --------  -----------  ---------
Net increase (decrease)     1,657,775  $ 30,753,566  67,995   $1,277,893  12,966  $241,588  (279,907) ($5,245,436) 3,098,543
                           ----------  ------------  -------  ----------  ------  --------  --------  -----------  ---------


                              AMOUNT
                            -----------
Shares sold                 $55,463,929
Shares redeemed                      (0)
                            -----------
Net increase (decrease)     $55,463,929
                            -----------

                                                                       SPECIAL FUND
                                  ---------------------------------------------------------------------------------------
                                          CLASS A                   CLASS B                   CLASS C           CLASS T
                                  ------------------------  ------------------------  -----------------------  ----------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Shares sold                          930,149  $ 23,145,745   1,200,904  $ 29,812,156     534,619  $13,232,348      27,786
Shares redeemed                     (591,011)  (14,878,336)   (590,205)  (14,621,502)   (287,911)  (7,114,793)   (176,265)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Net increase (decrease)              339,138  $  8,267,409     610,699  $ 15,190,654     246,708  $ 6,117,555    (148,479)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------


                                      AMOUNT
                                   ------------
Shares sold                        $    694,463
Shares redeemed                      (4,392,016)
                                   ------------
Net increase (decrease)            ($ 3,697,553)
                                   ------------

    Transactions in capital shares of each Fund for the twelve months ended December 31, 1996, were as follows:

                                                                GOVERNMENT SECURITIES FUND
                                  ---------------------------------------------------------------------------------------
                                          CLASS A                   CLASS B                   CLASS C           CLASS T
                                  ------------------------  ------------------------  -----------------------  ----------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Shares sold                        1,173,549  $ 10,970,069     741,529  $  6,986,079     130,474  $ 1,220,625      42,726
Reinvested dividends                  69,846       652,825      30,877       290,097         308        2,892     538,420
Shares redeemed                      (67,570)     (639,341)    (85,933)     (814,043)    (10,459)     (98,119) (3,742,558)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Net increase (decrease)            1,175,825  $ 10,983,553     686,473  $  6,462,133     120,323  $ 1,125,398  (3,161,412)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------


                                      AMOUNT
                                   ------------
Shares sold                        $    399,726
Reinvested dividends                  5,067,558
Shares redeemed                     (35,616,667)
                                   ------------
Net increase (decrease)            $(30,149,383)
                                   ------------

    THE NORTHSTAR FUNDS
    NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
    (UNAUDITED)

                                                                   STRATEGIC INCOME FUND
                                  ---------------------------------------------------------------------------------------
                                          CLASS A                   CLASS B                   CLASS C           CLASS T
                                  ------------------------  ------------------------  -----------------------  ----------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Shares sold                          474,942  $  5,738,010   1,003,182  $ 12,151,460     212,149  $ 2,571,465      45,952
Reinvested dividends                  50,560       625,158      54,402       672,776       5,092       62,954      90,573
Shares redeemed                     (918,406)  (11,512,407)   (418,455)   (5,172,202)    (59,061)    (727,367)   (416,724)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Net increase (decrease)             (392,904) $ (5,149,239)    639,129  $  7,652,034     158,180  $ 1,907,052    (280,199)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------


                                      AMOUNT
                                   ------------
Shares sold                        $    569,294
Reinvested dividends                  1,119,728
Shares redeemed                      (5,150,096)
                                   ------------
Net increase (decrease)            $ (3,461,074)
                                   ------------

                                                                      HIGH YIELD FUND
                                  ---------------------------------------------------------------------------------------
                                          CLASS A                   CLASS B                   CLASS C           CLASS T
                                  ------------------------  ------------------------  -----------------------  ----------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Shares sold                          827,729  $  7,207,156   5,911,912  $ 51,482,500   1,413,571  $12,306,310     248,508
Reinvested dividends                  62,173       539,834     168,302     1,463,685      17,304      150,556     733,966
Shares redeemed                     (291,691)   (2,549,211)   (621,900)   (5,398,570)   (233,244)  (2,046,070) (3,384,341)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Net increase (decrease)              598,211  $  5,197,779   5,458,314  $ 47,547,615   1,197,631  $10,410,796  (2,401,867)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------


                                      AMOUNT
                                   ------------
Shares sold                        $  2,151,630
Reinvested dividends                  6,372,482
Shares redeemed                     (29,390,057)
                                   ------------
Net increase (decrease)            $(20,865,945)
                                   ------------

                                                             BALANCE SHEET OPPORTUNITIES FUND
                                  ---------------------------------------------------------------------------------------
                                          CLASS A                   CLASS B                   CLASS C           CLASS T
                                  ------------------------  ------------------------  -----------------------  ----------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Shares sold                           31,867  $    409,691     161,646  $  2,068,438      13,747  $   174,866      99,979
Reinvested dividends                  11,446       136,696      34,438       407,500       4,068       48,215     663,010
Shares redeemed                      (13,528)     (172,359)    (16,102)     (205,751)     (4,631)     (59,861) (1,498,511)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Net increase (decrease)               29,785  $    374,028     179,982  $  2,270,187      13,184  $   163,220    (735,522)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------


                                      AMOUNT
                                   ------------
Shares sold                        $  1,261,855
Reinvested dividends                  7,920,589
Shares redeemed                     (19,346,300)
                                   ------------
Net increase (decrease)            ($10,163,856)
                                   ------------

                                                                        GROWTH FUND
                                  ---------------------------------------------------------------------------------------
                                          CLASS A                   CLASS B                   CLASS C           CLASS T
                                  ------------------------  ------------------------  -----------------------  ----------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Shares sold                          215,652  $  3,898,525     145,699  $  2,385,877      17,690  $   291,243      90,737
Reinvested dividends                  10,967       198,714       8,536       152,930         723       12,843     158,321
Shares redeemed                      (48,822)     (803,512)    (32,185)     (531,632)     (2,328)     (39,672) (1,215,332)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Net increase (decrease)              177,797  $  3,293,727     122,050  $  2,007,175      16,085  $   264,414    (966,274)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------


                                      AMOUNT
                                   ------------
Shares sold                        $  1,446,975
Reinvested dividends                  2,852,925
Shares redeemed                     (20,167,999)
                                   ------------
Net increase (decrease)            $(15,868,099)
                                   ------------

                                                                       SPECIAL FUND
                                  ---------------------------------------------------------------------------------------
                                          CLASS A                   CLASS B                   CLASS C           CLASS T
                                  ------------------------  ------------------------  -----------------------  ----------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT       SHARES
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Shares sold                        3,480,949  $ 84,633,270   5,433,970  $131,453,623   1,739,092  $42,056,956     222,847
Shares redeemed                     (935,948)  (22,565,835)   (318,902)   (7,614,905)   (215,261)  (5,187,697)   (376,467)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------
Net increase (decrease)            2,545,001  $ 62,067,435   5,115,068  $123,838,718   1,523,831  $36,869,259    (153,620)
                                  ----------  ------------  ----------  ------------  ----------  -----------  ----------


                                      AMOUNT
                                   ------------
Shares sold                        $  5,269,646
Shares redeemed                      (8,387,893)
                                   ------------
Net increase (decrease)            $ (3,118,247)
                                   ------------

    THE NORTHSTAR FUNDS
    NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
    (UNAUDITED)
                                            (Northstar logo appears here)
NOTE 6. CREDIT RISK AND DEFAULTED SECURITIES

    Although the Funds have a diversified portfolio, the High Yield and Strategic Income Funds had 91.6% and 60.1%, respectively, of their portfolios invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At June 30, 1997, the Funds did not have any securities in default.

    For financial reporting purposes, it is each Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted bonds for the current reporting period.

NOTE 7. FEDERAL INCOME TAX -- CAPITAL LOSS CARRYFORWARD

    At Deceember 31, 1996, the Government Securities Fund had capital loss carryforwards expiring December 31, 1997, 1998, and 2002 of $2,940,526, $1,442,754, and $16,737,216, respectively. The Strategic Income Fund had capital loss carryforwards expiring December 31, 2002 and 2003 of 1,293,025 and $1,301,325, respectively. The High Yield Fund had capital loss carryforwards expiring December 31, 2002, 2003, and 2004 of $3,158,623, $5,577,338, and
$570,896, respectively. The Special Fund had capital loss carryforwards expiring December 31, 2004 of $2,281,884.

NOTE 8. COMPENSATING BALANCE ARRANGEMENT

    The Funds have an informal compensating balance with State Street Bank and Trust, the custodian whereby the Funds may have overdrafts in their respective accounts and have no interest assessed on the overdrafts. In return, the Funds are required to maintain positive balances to offset negative balances. The required deposits are calculated by dividing the overdrawn amounts by 0.90. At June 30, 1997, the Funds did not have any compensating balances.

NOTE 9. MANAGEMENT USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

PROXY RESULTS

    During the six months ended June 30, 1997, High Yield Fund shareholders voted on the following proposals. The Proposals were approved at a special meeting of shareholders on June 20, 1997.

                                 SHARES     SHARES
                                 VOTED       VOTED
                                  FOR       AGAINST   ABSTENTIONS
                               ----------  ---------  -----------
1.    Proposal to elect the
      Board of Trustees        13,606,953    438,495    713,137
2.    Proposal to approve a
      new investment advisory
      agreement for the Fund
      with Northstar
      Investment Management
      Corporation that
      increases the advisory
      fee.                     10,755,805  2,356,826    964,382
3.    Proposal to ratify the
      selection of Coopers &
      Lybrand as independent
      accountants for the
      Fund.                    13,661,656    283,164    813,766

                                   Northstar
                        (Northstar logo appears here)
                                     FUNDS